/S/CNI GRAPHIC OMITTED

                                TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ........................... 2

INVESTMENT ADVISER'S REPORT

     Equity Funds ................................ 3
     Fixed Income Funds .......................... 3

STATEMENTS OF NET ASSETS/
   SCHEDULE OF INVESTMENTS ....................... 4

STATEMENT OF ASSETS AND LIABILITIES ..............31

STATEMENTS OF OPERATIONS .........................32

STATEMENTS OF CHANGES IN NET ASSETS ..............35

FINANCIAL HIGHLIGHTS .............................44

NOTES TO FINANCIAL STATEMENTS ....................47

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus.

[Logo omitted]
Dear Shareholders,

We are pleased to provide your CNI Charter Funds Semi-Annual Report for the six-months ended April 30, 2000. This period witnessed many significant changes, both in the financial markets and in the CNI Charter Funds line-up.

NEW FUNDS

On January 14th of this year, we proudly announced the addition of six new funds:

(BULLET) Fixed Income Funds:
         1. CNI Charter Corporate Bond Fund
         2. CNI Charter Government Bond Fund
         3. CNI Charter California Tax Exempt Bond Fund
         4. CNI Charter High Yield Bond Fund

(BULLET) Equity Funds:
   1. CNI Charter Large Cap Value Equity Fund
   2. CNI Charter Large Cap Growth Equity Fund

In keeping with our overall investment philosophy, each Fund represents a well-diversified portfolio of individual securities within its specified asset class. The CNI Charter Family of Funds is now comprised of nine different funds to help investors better diversify and tailor their portfolios to their own unique return objectives and risk tolerances.

MARKET WRAP-UP AND OVERALL PERFORMANCE

Although both the fixed income and equity markets experienced significant volatility over the past six months, we are pleased to report that the performance of the CNI Charter Funds was in line with expectations. Through our active and disciplined investment management, the Funds seek to achieve competitive total rates of return, in line with their respective, prescribed risk parameters.

Our overall view for the markets in the near term continues to be cautious. We anticipate a continued high degree of volatility for the remainder of this year, and will seek to carefully manage the various portfolios accordingly.

Please read the following pages carefully as they contain important information on the assets and financial condition of the Funds. If you have any questions about this report or the CNI Charter Funds, please call your investment professional or Investor Services at 1-888-889-0799.

Thank you for investing in the CNI Charter Family of Funds.

Sincerely,

/S/SIGNATURE OMITTED VERNON C. KOZLEN      /S/SIGNATURE OMITTED Richard A. Weiss

EXECUTIVE VICE PRESIDENT                   CHIEF INVESTMENT OFFICER
CITY NATIONAL INVESTMENTS                  CITY NATIONAL INVESTMENTS

                                                              SEMI-ANNUAL REPORT

                                                                  APRIL 30, 2000

Investment Adviser's Equity Report:

During the past six months, the global equity markets have experienced high volatility against a backdrop of continuing strong economic growth, rising short-term rates, and increasing inflation. Economic conditions in the U.S. remained solid.
With continued strength in consumer spending and business investment, GDP rose 5.4% in the first quarter of 2000, marking the third consecutive quarter of growth in excess of 5%. Healthy job growth has resulted in a very tight labor market, with the unemployment rate averaging 4.1% during the quarter - near a 30-year low. The Fed continued its course of small, steady rate hikes in the quarter, delivering two more 1/4-point increases, pushing the Federal Funds Rate to 6%.
Performance of the NASDAQ equities continued to outpace the broader market, reaching unprecedented levels before starting a reversal in early March. Nagging legal problems for Microsoft, concern about Internet firms running out of cash, and a confusing picture of the economy prompted the equity market to begin dealing with valuation issues.
Investors began reversing multiple expansion in the technology sector, causing sharp price drops in many tech stocks and a rapid sector rotation out of technology and into utilities, basic materials, health care and finance. These sectors are considered to have less downside risk in an uncertain market.
The CNI Charter Large Cap Value Equity Fund and Large Cap Growth Equity
Fund remain well diversified and well positioned. Over the long-term, we believe that our investment process will successfully guide the Funds through these volatile markets to deliver competitive investment returns.
Sincerely,

/S/SIGNATURE OMITTED

Richard K. Barnett

DIRECTOR OF EQUITIES
CITY NATIONAL INVESTMENTS

Investment Adviser's Fixed Income Report:

The bond market started the new year with caution; keeping one eye on the tight labor market and the other on the non-inflationary yet robust U.S. economic growth. As the year progressed, the U.S. Treasury market benefited from both a flight to quality from nervous equity investors as well as government announcements of their intention to retire large sums of debt obligations, thereby reducing the supply of Treasury bonds.
During the first quarter, the 10-year Treasury gained favor as the new benchmark long-bond, due to issuance and supply constraints of the 30-year Treasury bond. Economic releases suggest that the Federal Reserve may need to raise interest rates more than Wall Street previously believed in order to stave off future inflation and yields have started to climb to levels not seen since mid-February.
Other sectors of the taxable bond market did not fare quite as well as the Treasury market. Yield spreads or yield differentials to Treasuries increased for agency and corporate bond issues. This was due, in part, to the lower Treasury yields but also to investor concern over credit issues.
Performance for the municipal sector has outpaced taxable counterparts thus far this year. Surpluses in state and local budgets and a lack of new bond issuance have helped yields on municipal bonds to remain relatively stable.
The money market sector was seen as a safe haven from the more volatile equity and fixed income markets. Yields steadily inched upward as market participants concluded that short rates were heading higher.
The CNI Charter Bond and Money Market Funds are well positioned in this environment. We have maintained a defensive posture throughout this volatile period by seeking higher-quality issues and shorter maturities. We feel this strategy will help our Funds navigate through these uncertain market conditions while achieving their respective objectives.

Sincerely,

/S/SIGNATURE OMITTED

Rodney J. Olea

DIRECTOR OF FIXED INCOME
CITY NATIONAL INVESTMENTS

STATEMENT OF NET ASSETS
CNI CHARTER FUNDS -- APRIL 30, 2000  (UNAUDITED)

PRIME MONEY MARKET FUND

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
Commercial Paper (87.2%)
Aerospace & Defense (1.9%)
   General Dynamics
     6.080%, 06/22/00               $ 8,000     $ 7,930
                                                -------
Automotive (3.9%)
   Daimler Chrysler
     6.067%, 05/19/00                 5,000       5,000
     6.076%, 05/31/00                 8,000       8,000
     6.061%, 06/01/00                 3,000       3,000
                                                -------
                                                 16,000
                                                -------
Banks (3.4%)
   CitiCorp
     6.072%, 05/18/00                10,000      10,000
     6.090%, 06/06/00                 4,000       4,000
                                                -------
                                                 14,000
                                                -------
Beauty Products (2.5%)
   Estee Lauder Cosmetics
     5.900%, 05/15/00                 6,000       5,986
   Kimberly Clark
     6.000%, 05/12/00                 4,000       3,993
                                                -------
                                                  9,979
                                                -------
Chemical Diversified (1.0%)
   E.I. du Pont de Nemours
     6.030%, 05/18/00                 4,000       3,989
                                                -------
Computers & Business Services (2.9%)
   IBM Credit
     5.918%, 05/05/00                 6,000       6,000
     6.037%, 05/17/00                 6,000       6,000
                                                -------
                                                 12,000
                                                -------
Electrical Services (3.4%)
   Duke Energy
     5.850%, 05/05/00                 3,000       2,998
     5.970%, 05/05/00                 5,000       4,997
   Kansas City Power & Light
     6.030%, 05/30/00                 5,800       5,772
                                                -------
                                                 13,767
                                                -------
                                        Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
Engineering Services (3.5%)
   Fluor
     6.010%, 05/11/00               $ 3,000   $   2,995
     6.000%, 05/17/00                 6,000       5,984
     6.030%, 05/23/00                 5,500       5,480
                                              ---------
                                                 14,459
                                              ---------
Financial Services (14.7%)
   Associates First Capital
     6.066%, 05/18/00                 5,000       5,000
     6.020%, 06/09/00                 8,000       8,000
   Cit Group
     6.046%, 05/01/00                 8,000       8,000
     6.084%, 05/16/00                 5,000       5,000
     6.299%, 07/27/00                 3,000       3,000
   Eagle Funding Capital
     6.200%, 05/25/00                 3,000       2,988
   General Electric Capital
     6.078%, 05/03/00                 8,000       8,000
     6.088%, 05/30/00                 5,000       5,000
     6.097%, 06/01/00                 4,000       4,000
   Giro Multi Funding
     6.070%, 05/25/00                 5,598       5,575
   Receivables Capital
     6.090%, 06/16/00                 5,578       5,535
                                              ---------
                                                 60,098
                                              ---------
Food, Beverage & Tobacco (3.7%)
   Coca-Cola
     6.030%, 06/05/00                 9,000       8,947
   General Mills
     6.000%, 05/04/00                 6,000       5,997
                                              ---------
                                                 14,944
                                              ---------
Investment Banker/Broker Dealer (1.0%)
   Bear Stearns
     5.980%, 05/02/00                 4,000       4,000
                                              ---------
Instruments/Controls (1.0%)
   Parker Hannifin
     6.020%, 05/09/00                 4,117       4,111
                                              ---------
Insurance (9.3%)
   Aegon Funding
     6.020%, 05/08/00                 5,000       4,994
     6.040%, 05/23/00                 9,000       8,967



             See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

PRIME MONEY MARKET FUND (continued)

                                       Face
                                      Amount     Value
                                       (000)    (000)
--------------------------------------------------------------------------------
   American General
     6.042%, 05/08/00               $10,000   $  10,000
   Prudential Funding
     6.105%, 06/14/00                 5,000       5,000
     6.216%, 07/20/00                 9,000       9,000
                                              ---------
                                                 37,961
                                              ---------
Leasing & Renting (2.5%)
   International Lease Finance
     5.990%, 05/04/00                10,000       9,995
                                              ---------
Leisure Products (0.3%)
   Nike
     6.050%, 05/23/00                 1,100       1,096
                                              ---------
Machinery (4.8%)
   Deere
     6.115%, 05/22/00                 7,000       7,000
     6.093%, 05/25/00                 3,000       3,000
     6.086%, 06/02/00                 5,000       5,000
   Grainger
     6.010%, 05/15/00                 4,645       4,634
                                              ---------
                                                 19,634
                                              ---------
Personal Credit Institutions (13.0%)
   American Express
     6.066%, 05/11/00                 6,000       6,000
     6.065%, 05/17/00                 3,000       3,000
     6.082%, 05/25/00                 5,000       5,000
   General Motors Acceptance
     6.099%, 05/31/00                 3,000       3,000
   6.061%, 06/08/00                   5,000       5,000
     6.184%, 06/20/00                 5,000       5,000
   Ford Motor Credit
     6.064%, 05/09/00                 4,000       4,000
     6.002%, 05/16/00                10,000      10,000
     6.084%, 05/26/00                 3,000       3,000
   Toyota Motor Credit
     6.010%, 05/24/00                 9,000       8,965
                                              ---------
                                                 52,965
                                              ---------
Petroleum & Fuel Products (1.7%)
   Exxon Project Investment
     6.000%, 05/10/00                 7,000       6,989
                                              ---------

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
Retail (3.4%)
   Hertz
     6.067%, 05/26/00               $14,000   $  14,000
                                              ---------
Special Purpose Entity (3.4%)
   World Omni Vehicle
     6.250%, 06/06/00                 7,000       6,956
     6.100%, 06/07/00                 7,000       6,956
                                              ---------
                                                 13,912
                                              ---------
Telephones & Telecommunications (5.9%)
   AllTel
     6.000%, 05/05/00                 7,100       7,095
     6.020%, 05/05/00                 5,000       4,997
   France Telcommunications
     6.050%, 05/25/00                 7,000       6,972
     6.050%, 06/02/00                 5,000       4,973
                                              ---------
                                                 24,037
                                              ---------
Total Commercial Paper
   (Cost $355,866)                              355,866
                                              ---------

Corporate Obligations (6.9%)
Computers & Services (0.5%)
   IBM
     6.375%, 06/15/00                 2,000       2,001
                                              ---------
Investment Banker/Broker Dealer (4.7%)
   Bear Stearns (A)
     6.948%, 02/06/01                 2,500       2,516
   Bear Stearns, Ser B, MTN  (A)

     6.331%, 07/10/00                 1,650       1,650
   Merrill Lynch (A)
     6.099%, 03/28/01                 7,000       7,000
     6.110%, 04/17/01                 7,000       7,000
   Merrill Lynch MTN
     6.620%, 06/13/00                 1,000       1,000
                                              ---------
                                                 19,166
                                              ---------
Telephones & Telecommunication (1.7%)
   AT&T (A)
     5.890%, 03/08/01                 7,000       6,999
                                              ---------
Total Corporate Obligations
   (Cost $28,166)                                28,166
                                              ---------


                    See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

PRIME MONEY MARKET FUND (concluded)

                                     Shares/Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
U.S. Government Agency Obligation (1.0%)
   SLMA (A)
     6.132%, 07/21/00               $ 4,000   $   4,000
                                              ---------
Total U.S. Government Agency Obligation
   (Cost $4,000)                                  4,000
                                              ---------
Certificates of Deposit (1.4%)
   Bayerische Hypo Vereinsbank
     (New York) (A)
     6.050%, 05/15/00                 5,000       5,000
   Bayerische Hypo Vereinsbank  (A)
     6.050%, 05/15/00                 1,000       1,000
                                              ---------
Total Certificates of Deposit
(Cost $6,000)                                     6,000
                                              ---------
Cash Equivalents (3.5%)
   Fidelity Colchester Domestic
     Money Market Portfolio,
     Class I                     11,872,233      11,872
   SEI Daily Income Trust Prime
     Obligation Fund              2,334,080       2,334
                                              ---------
Total Cash Equivalents
   (Cost $14,206)                                14,206
                                              ---------
Total Investments (100.0%)
   (Cost $408,238)                              408,238
                                              ---------
Other Assets and Liabilities, Net (0.0%)            (29)
                                              ---------

                                                 Value
                                                 (000)
-------------------------------------------------------------------------------
 Net Assets:
  Fund Shares -- Institutional Class
    (unlimited authorization -- $0.01 par
    value) based on 225,991,281
    outstanding shares of beneficial interest  $225,959
  Fund Shares -- Class A (unlimited
    authorization -- $0.01 par value) based
    on 150,754,397 outstanding shares of
    beneficial interest                         150,754
  Fund Shares -- Class S (unlimited
    authorization -- $0.01 par value) based
    on 31,462,396 outstanding shares of
    beneficial interest                          31,462
  Undistributed net investment income                34
                                               --------
Total Net Assets (100.0%)                      $408,209
                                               ========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class       $1.00
                                               ========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                   $1.00
                                               ========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class S                   $1.00
                                               ========

(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON APRIL 30, 2000. THE DATE SHOWN IS THE EARLIER OF RESET DATE OR DEMAND DATE.
MTN -- MEDIUM  TERM NOTE
SLMA -- STUDENT  LOAN  MARKETING ASSOCIATION

                     See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
U.S. Government Agency Obligations (59.7%)
   FFCB (A)
     5.961%, 05/01/00             $ 25,000  $   24,995
   FHLB
     5.010%, 11/16/00                7,000       6,951
     4.950%, 12/04/00               15,000      14,890
     4.875%, 01/26/01               15,000      14,847
     6.520%, 03/28/01               15,000      14,992
   FHLB (A)
     5.930%, 05/15/00               81,000      80,954
     6.003%, 05/28/00               50,000      49,992
     6.130%, 07/04/00               35,000      34,990
   FHLMC
     5.880%, 05/16/00               85,000      84,792
     5.950%, 06/01/00               30,000      29,849
     5.250%, 07/05/00               30,000      29,716
   FHLMC (A)
     5.920%, 05/20/00               50,000      49,960
     5.941%, 06/20/00               52,000      51,959
   FHLMC MTN
     5.990%, 12/06/00                5,340       5,333
   FNMA
     6.550%, 03/20/01               33,000      32,991
     5.120%, 05/12/00               15,000      14,995
     5.880%, 06/08/00               41,000      40,745
   FNMA (A)
     5.920%, 05/04/00               30,000      29,995
     5.929%, 05/08/00               40,000      39,976
     5.859%, 05/13/00               50,000      49,971
     5.879%, 05/13/00               95,000      94,957
     5.985%, 05/22/00               90,500      90,461
     6.084%, 07/14/00               30,000      29,996
   FNMA MTN
     5.120%, 05/26/00               20,000      19,986
     5.660%, 09/07/00               45,000      44,968
    5.760%, 10/02/00                22,125      22,112
     6.320%, 02/02/01               15,000      14,985
     6.480%, 02/22/01               35,000      34,980
   SLMA MTN
     5.900%, 12/01/00               16,000      15,988
                                             ---------
Total U.S. Government Agency Obligations
   (Cost $1,071,326)                         1,071,326
                                             ---------
                                        Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
Repurchase Agreements (40.1%)
   ABN-Amro (B)
     5.850%, dated 04/28/00, matures
     05/01/00, repurchase price
     $146,071,175 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $7,425,000 -
     $45,000,000, 0.000% - 6.900%,
     06/12/00 - 12/09/03;
     with total market value
     $148,920,158)                $146,000    $146,000
   Goldman Sachs (B) 5.840%, dated
     04/28/00, matures 05/01/00,
     repurchase price $285,138,700
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $69,052 -
     $25,415,266, 5.500% - 10.500%,
     01/01/00 - 04/01/30; with
     total market value
     $290,700,000)                 285,000     285,000
   Lehman Brothers, Inc. (B)
     5.800%, dated 04/28/00, matures
     05/01/00, repurchase price
     $19,709,522 (collateralized
     by various U.S.Government
     Obligations ranging in par value
     $2,420,000 - $10,000,000,
     5.750% - 7.250%, 07/15/03 -
     03/30/09; with total market
     value $20,095,109)             19,700      19,700
   Warburg Dillon 6.000%,
     dated 04/13/00, matures
     05/12/00, repurchase price
     $130,346,667 (collateralized
     by various U.S. Government
     Obligations, ranging in par
     value $6,837,000 - $71,310,000,
     0.000% - 7.350%, 02/28/03 -
     08/06/38; with total
     market value $132,600,584)    130,000     130,000

                           See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND (concluded)

                                      Face
                                     Amount      Value
                                      (000)      (000)
-------------------------------------------------------------------------------
   Warburg Dillon (B)
     5.870%, dated 04/28/00, matures
     05/01/00, repurchase price
     $138,167,554 (collateralized
     by U.S. Government Obligations,
     par value $158,100,000, 6.000%,
     10/01/29; with total market
     value $140,862,525)            $138,100  $  138,100
                                              ----------
Total Repurchase Agreements
   (Cost $718,800)                               718,800
                                              ----------
Total Investments (99.8%)
   (Cost $1,790,126)                           1,790,126
                                              ----------
Other Assets and Liabilities, Net (0.2%)           4,385
                                              ----------
Net Assets:
 Fund Shares -- Institutional Class
  (unlimited authorization -- $0.01 par
   value) based on 20,843,373 outstanding
   shares of beneficial interest                  20,843
 Fund Shares --  Class A (unlimited
   authorization -- $0.01 par value)
   based on 1,749,555,095 outstanding
   shares of beneficial interest               1,749,555
 Fund Shares -- Class S (unlimited
  authorization -- $0.01 par value) based
  on 24,105,938 outstanding
     shares of beneficial interest                24,106
   Undistributed net investment income                 6
   Accumulated net realized gain
     on investments                                    1

                                              ----------
Total Net Assets (100.0%)                     $1,794,511
                                              ==========

                                                  Value
-------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption
     Price Per Share --  Institutional Class      $1.00
                                                =======
  Net Asset Value, Offering and Redemption
     Price Per Share --  Class A                  $1.00
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class S                   $1.00
                                                =======
(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON APRIL 30, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL  HOME LOAN  MORTGAGE CORPORATION
FNMA -- FEDERAL  NATIONAL  MORTGAGE  ASSOCIATION
MTN -- MEDIUM TERM NOTE
SLMA -- STUDENT LOAN MARKETING ASSOCIATION


      See accompanying notes  to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
Municipal Bonds (104.1%)
California (99.3%)
   ABAG, Finance Authority, Bentley
     School Project, COP (A) (B) (C)
     4.500%, 05/08/00              $ 1,500      $ 1,500
   Adelanto, Public Utility Authority,
     Ser B, RB (A) (B) (C)
     5.300%, 05/08/00                5,300        5,300
   Alameda-Contra Costa, School
     Finance Authority, Capital
     Improvement Project,
     Ser F, RB (A) (B) (C)
     5.300%, 05/08/00                4,600        4,600
   Alhambra, Industrial Development
     Authority, Sunclipse Project,
     RB (A) (B) (C)
     3.700%, 05/08/00                1,200        1,200
   Anaheim, Housing Authority,
     Heritage Village Apartments
     Project, Ser A, RB (A) (B) (C)
     5.300%, 05/08/00                6,035        6,035
   Auburn, Unified School District
     Authority, Capital Improvement
     Project, GO (A) (B) (C)
     5.000%, 05/08/00                1,500        1,500
   California, Health Facilities Finance
     Authority, Childrens Hospital
     Project, RB, MBIA
     Pre-Refunded @ 102 (D)
     6.500%, 07/01/00                3,300        3,380
   California, Health Facilities Finance
     Authority, Memorial Health
     Services Project, RB (A) (B)
     4.850%, 05/08/00                4,450        4,450
   California, Health Facilities Finance
     Authority, Valleycare Project,
     Ser A, RB Pre-Refunded
     @ 102 (D)
     7.000%, 05/01/00                4,000        4,080
   California, Infrastructure &
     Economic Development
     Authority, Independent Systems
     Project, Ser A, RB, MBIA (A) (B)
     5.000%, 05/08/00               15,000       15,000


                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
   California, School Facilities
     Financing Authority, Improvement
     Financing Project, Ser B,
     COP (A) (B) (C)
     4.900%, 05/08/00              $ 1,400      $ 1,400
   California State, Economic
     Development Financing
     Authority, Independent Systems
     Project, Ser B, RB (A) (B) (C)
     5.000%, 05/08/00                2,700        2,700
   California State, Economic
     Development Financing
     Authority, Independent Systems
     Project, Ser D, RB (A) (B) (C)
     5.150%, 05/08/00                2,000        2,000
   California State, Economic
     Development Financing
     Authority, KQED Incorporated
     Project, RB (A) (B) (C)
     4.650%, 05/08/00                  400          400
   California State, Education Facilities
     Authority, Point Loma Nazerene
     University Project, RB (A) (B) (C)
     4.900%, 05/08/00                1,550        1,550
   California State, Educational
     Facilities Authority, Life
     Chiropractic College Project,
     RB (A) (B) (C)
     4.950%, 05/08/00                6,500        6,500
   California State, Health Facilities
     Financing Authority, Adventist
     Health System Project,
     Ser A, RB (A) (B) (C)
     5.300%, 05/08/00                2,800        2,800
   California State, Health Facilities
     Financing Authority, Scripps
     Memorial Hospital Project,
     Ser B, RB, MBIA (A) (B)
     5.250%, 05/08/00               13,220       13,220
   California State, School
     Financing Authority, Capital
     Improvement Project,
     Ser A, COP (A) (B) (C)
     4.900%, 05/08/00                4,350        4,350



               See accompanying  notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)
CALIFORNIA TAX EXEMPT MONEY MARKET FUND (continued)

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
   California Statewide, Community
     Development Authority, Citrus
     Valley Health Partners Project,
     COP (A) (B)
     5.950%, 05/01/00              $10,500     $ 10,500
   California Statewide, Community
     Development Authority,
     Covenant Retirement
     Communities Project,
     COP (A) (B) (C)
     4.950%, 05/08/00                8,500        8,500
   California Statewide, Community
     Development Authority, House
     Ear Institute Project,
     COP (A) (B) (C)
     5.750%, 05/01/00                5,370        5,370
   California Statewide, Community
     Development Authority, John
     Muir/Mount Diablo Health Project,
     COP, AMBAC (A) (B)
     5.950%, 05/01/00                2,320        2,320
   California Statewide, Community
     Development Authority,
     Memorial Health Services Project,
     COP (A) (B)
     4.850%, 05/08/00                3,550        3,550
   California Statewide, Community
     Development Authority,
     St. Joseph Health System,
     COP (A) (B)
     4.900%, 05/08/00                  750          750
   Chula Vista, Industrial Development
     Authority, San Diego Gas &
     Electric Project, Ser A, RB (A) (B)
     6.000%, 05/01/00               15,300       15,300
   Corona, Multi-Family Housing
     Authority, County Hills Project,
     Ser B, RB (A) (B) (C)
     5.300%, 05/08/00                1,355        1,355
   Corona, Redevelopment Agency,
     Crown Point Project,
     Ser 85, RB (A) (B) (C)
     3.250%, 05/01/00                6,515        6,515

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
   Covina, Multi-Family Housing
     Authority, Shadowhills
     Apartments Project,
     Ser A, RB, FNMA (A) (B) (E)
     5.100%, 05/08/00              $ 3,100      $ 3,100
   Culver City, Wastewater Facilities
     Authority, Ser A, RB, FGIC
     4.500%, 09/01/00                  265          266
   Cupertino, Unified School District,
     TRAN
     3.375%, 06/30/00                8,000        8,002
   El Cerrito, TRAN
     3.400%, 06/30/00                2,000        2,000
   Elk Grove, Unified School District,
     TRAN
     4.500%, 06/30/00                6,000        6,011
   Escondido, Community
     Development Authority, Heritage
     Housing Project, RB (A) (B) (C)
     5.300%, 05/08/00                5,750        5,750
   Gaf Tax Exempt Bond Grantor Trust,
     Ser GA-7, RB (A) (B) (C)
     3.900%, 05/08/00                5,885        5,885
   Huntington Park, Public Financing
     Authority, Parking Project,
     Ser A, RB (A) (B) (C)
     4.950%, 05/08/00                4,315        4,315
   Irwindale, Industrial Development
     Authority, Toys "R" Us Project,
     RB (A) (B) (C)
     5.225%, 05/08/00                4,175        4,175
   Lancaster, Multi-Family Housing
     Authority, 20 Street Apartments
     Project, Ser C, RB (A) (B) (C)
     4.950%, 05/08/00                3,250        3,250
   Lancaster, Multi-Family Housing
     Authority, Household  Bank
     Project, Ser A, RB (A) (B) (C)
     4.900%, 05/08/00                2,510        2,510
   Lancaster, Multi-Family Housing
     Authority, The Willow Project,
     Ser A, RB (A) (B) (C)
     4.900%, 05/08/00                6,000        6,000


          See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (continued)

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
   Lancaster, Redevelopment Agency,
     Multi-Family Housing Authority,
     Westwood PK Apartments Project,
     Ser K, RB (A) (B) (C)
     4.800%, 05/08/00               $  500       $  500
   Long Beach, Building Finance
     Authority, Long Beach Museum
     Project, RB (A) (B) (C)
     4.900%, 05/08/00                2,060        2,060
   Long Beach, Health Facilities
     Authority, Memorial Health
     Services Project, RB (A) (B)
     4.850%, 05/08/00                3,500        3,500
   Loomis, Unified Elementary School
     District, TRAN
     4.125%, 10/01/00                1,225        1,227
   Los Angeles County, Community
     Redevelopment Agency,
     Willowbrook Project,
     RB (A) (B) (C)
     4.750%, 05/08/00                1,000        1,000
   Los Angeles County, Multi-Family
     Housing Authority, Crescent
     Gardens Project, Ser A,
     RB (A) (B) (C)
     4.350%, 05/08/00               10,700       10,700
   Los Angeles County, Multi-Family
     Housing Authority, Malibu
     Canyon Apartments Project,
     Ser B, RB (A) (B) (C)
     4.400%, 05/08/00                3,500        3,500
   Los Angeles County, Pension
     Obligation, Ser A, RB,
     AMBAC (A) (B)
     5.000%, 05/08/00                  600          600
   Los Angeles County, Pension
     Obligation, Ser B, RB,
     AMBAC (A) (B)
     5.000%, 05/08/00               10,000       10,000
   Los Angeles County, TRAN
     4.000%, 06/30/00                4,800        4,805
   Los Angeles, Community
     Redevelopment Agency,
     CMC Medical Plaza Partner
     Project, RB (A) (B) (C)
     4.800%, 05/08/00                  800          800

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
   Los Angeles, Community
     Redevelopment Agency,
     Multi-Family Housing Authority,
     Promenade Towers Project,
     RB (A) (B) (C)
     4.700%, 05/08/00              $11,000     $ 11,000
   Los Angeles,  Water & Electric
     Power Authority,
     Ser A, RB (A) (B)
     5.200%, 05/08/00               15,000       15,000
   Los Angeles,  Water & Electric
     Power Authority, Ser D, RB (A) (B)
     5.150%, 05/08/00                5,000        5,000
   Los Angeles, Metropolitan
     Transportation Sales Tax
     Authority, First Tier Project,
     Ser B, RB
     4.500%, 07/01/00                1,000        1,001
   Los Angeles, Multi-Family Housing
     Authority, Meadowridge
     Apartments Project, RB,
     FNMA (A) (B) (E)
     5.100%, 05/08/00                5,390        5,390
   Los Angeles, Multi-Family Housing
     Authority, Valencia Village Project,
     Ser C, RB (A) (B) (C)
     4.750%, 05/08/00                3,500        3,500
   Newport Beach, Health Facilities
     Authority, Hoag Memorial
     Hospital Project,
     Ser A, RB (A) (B)
     6.000%, 05/01/00               10,000       10,000
   Newport Beach, Health Facilities
     Authority, Hoag Memorial
     Hospital Project,
     Ser C, RB (A) (B)
     6.000%, 05/01/00                2,700        2,700
   Newport Beach, Health Facilities
     Authority, Hoag Memorial
     Presbyterian Hospital Project,
     RB (A) (B)
     6.000%, 05/01/00                7,700        7,700
   Oakland, Capital Equipment
     Project, COP (A) (B) (C)
     4.950%, 05/08/00                2,190        2,190


            See accompanying  notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (continued)

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
   Oakland, Liquidity Facilities
     Authority, Assessment Bay Area
     Project, RB (A) (B) (C)
     5.100%, 05/08/00              $ 1,710      $ 1,710
   Orange County, Apartment
     Development Authority, Harbor
     Pointe Project, Ser D,
     RB (A) (B) (C)
     4.950%, 05/08/00                4,100        4,100
   Orange County, Apartment
     Development Authority, Radnor/
     Aragon Corporation Project,
     Ser D, RB (A) (B) (C)
     4.625%, 05/08/00                3,160        3,160
   Orange County, Fire Authority,
     TRAN
     4.500%, 07/12/00                7,000        7,014
   Oxnard, Community
     Redevelopment Agency,
     Channel Islands Business
     Project, RB (A) (B) (C)
     5.475%, 05/08/00                4,375        4,375
   Palmdale, Community
     Redevelopment Agency,
     Multi-Family Housing Authority,
     Manzanita Villas Apartment
     Project, RB (A) (B)
     5.050%, 05/08/00                3,000        3,000
   Panama-Buena Vista, Unified
     School District Authority, Capital
     Improvements Finance Project,
     COP (A) (B) (C)
     5.550%, 05/08/00                9,000        9,000
   Pasadena, Historical Rehabilitation
     Authority, Dodsworth Building
     Project, RB (A) (B) (C)
     4.600%, 05/08/00                4,000        4,000
   Pasadena, Rose Bowl
     Improvements Project,
     COP (A) (B) (C)
     4.750%, 05/08/00               10,380       10,380
   Pasadena, Unified School District,
     Ser A, GO, FGIC
     4.750%, 05/01/00                  427          427

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
   Pico Riveria, Redevelopment
     Agency, Crossroads Plaza
     Project, RB (A) (B) (C)
     4.650%, 05/08/00              $ 7,800      $ 7,800
   Placer Hills, Unified Elementary
     School District, TRAN
     4.125%, 10/01/00                1,150        1,152
   Pleasanton, Multi-Family Housing
     Authority, Valley Plaza Project,
     Ser A, RB, FNMA (A) (B) (E)
     4.750%, 05/08/00                  800          800
   Rancho Cucamonga,
     Redevelopment Agency,
     Rancho Redevelopment
     Project, TA, FSA
     4.250%, 09/01/00                  940          942
   Redwood City, City Hall Project,
     COP (A) (B) (C)
     4.950%, 05/08/00                2,000        2,000
   Richmond, Joint Powers Financial
     Authority, Ser B, RB
     Pre-Refunded  @ 102 (D)
     7.250%, 05/15/00                1,856        1,896
   Riverside County, Multi-Family
     Housing Authority, De Anza
     Villas Project, RB (A) (B) (C)
     5.000%, 05/08/00                2,900        2,900
   Riverside County, Multi-Family
     Housing Authority, Polk
     Apartments Project,
     Ser O, RB (A) (B) (C)
     5.150%, 05/08/00                7,890        7,890
   Riverside County, Multi-Family
     Housing Authority, Tyler Springs
     Project, Ser C, RB,
     FNMA (A) (B) (E)
     4.950%, 05/08/00                2,250        2,250
   Riverside, Multi-Family Housing
     Authority, Countrywood & IA
     Apartments Project,
     Ser E, RB (A) (B) (C)
     4.870%, 05/08/00                2,560        2,560


         See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (continued)

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
   Rocklin, Unified School District,
     TRAN
     4.125%, 10/01/00              $ 1,300      $ 1,303
   Sacramento, City Financing
     Authority, Solid Waste &
     Redevelopment Project, RB,
     AMBAC
     4.500%, 12/01/00                  955          960
   San Bernardino County, County
     Center Refinancing Project,
     COP (A) (B) (C)
     5.050%, 05/08/00                5,800        5,800
   San Bernardino County, Industrial
     Development Authority,
     Sandpiper Inventories Limited
     Project, RB (A) (B) (C)
     4.000%, 05/08/00                2,800        2,800
   San Bernardino County, Medical
     Center Financing Project, COP
     4.750%, 08/01/00                4,000        4,011
   San Bernardino County,
     Multi-Family Housing Authority,
     Gold West Apartments Project,
     Ser A, RB (A) (B) (C)
     5.350%, 05/08/00                  500          500
   San Bernardino County, Multi-Family
     Housing Authority, Indian Knoll
     Apartment Project,
     Ser A, RB (A) (B) (C)
     4.870%, 05/08/00                3,580        3,580
   San Bernardino County, Multi-
     Family Housing Authority,
     Montclair Heritage Project,
     Ser A, RB (A) (B) (C)
     5.350%, 05/08/00                4,620        4,620
   San Bernardino County, Multi-
     Family Housing Authority,
     Mountain View Apartments
     Project, RB (A) (B) (C)
     4.950%, 05/08/00                2,110        2,110
   San Bernardino County, Multi-
     Family Housing Authority, Reche
     Canyon Apartment Project,
     Ser B, RB (A) (B) (C)
     4.870%, 05/08/00                1,500        1,500


                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
   San Bernardino County, Multi-
     Family Housing Authority, Rialto
     Heritage Project,
     Ser A, RB (A) (B) (C)
     5.350%, 05/08/00              $ 4,330      $ 4,330
   San Bernardino County, Multi-
     Family Housing Authority,
     Village Crossing Project,
     Ser A, RB (A) (B) (C)
     5.350%, 05/08/00                3,700        3,700
   San Diego, Multi-Family Housing
     Authority, RB, FNMA (A) (B) (E)
     4.800%, 05/08/00               10,000       10,000
   San Diego, Multi-Family Housing
     Authority, University Town Center
     Apartments Project, RB (A) (B) (C)
     5.050%, 05/08/00                1,400        1,400
   San Diego, Regional Municipal
     Water Authority, TECP (B) (C)
     3.400%, 07/05/00                7,000        7,000
   San Francisco City & County,
     Multi-Family Housing Authority,
     737 Post Project, Ser D,
     RB (A) (B) (C)
     5.000%, 05/08/00               10,000       10,000
   San Francisco City & County,
     Multi-Family Housing Authority,
     Bayside Village Project,
     Ser A, RB (A) (B) (C)
     4.350%, 05/08/00                  500          500
   San Francisco City & County,
     Redevelopment Agency, Yerba
     Buena Garden Project,
     RB (A) (B) (C)
     5.050%, 05/08/00                  965          965
   San Jose, Multi-Family Housing
     Authority, Timberwood
     Apartments Project,
     RB (A) (B) (C)
     5.050%, 05/08/00                1,000        1,000
   San Leandro, Unified School
     District, TRAN
     3.375%, 06/30/00                6,000        6,001
   San Lorenzo, Unified School
     District, TRAN
     3.500%, 06/30/00                2,500        2,501


       See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (continued)

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
   San Marcos, Industrial Development
     Authority, Amistar Project,
     RB (A) (B) (C)
     4.000%, 05/08/00              $ 4,175      $ 4,175
   Santa Ana, Health Facility Authority,
     Town & Country Project,
     RB (A) (B) (C)
     5.750%, 05/01/00                3,300        3,300
   Santa Clara County, Financing
     Lease Authority, Facility
     Replacement Project,
     Ser B, RB (A) (B) (C)
     4.900%, 05/08/00                3,450        3,450
   Santa Clara County, Multi-Family
     Housing Authority, Briarwood
     Apartments Project, Ser B, RB,
     FNMA (A) (B) (E)
     4.950%, 05/08/00                2,420        2,420
   Simi Valley, Industrial & Economic
     Development Authority, Wambold
     Furniture Project, RB (A) (B) (C)
     3.650%, 05/08/00                2,040        2,040
   Simi Valley, Multi-Family Housing
     Authority, Lincoln Wood Ranch
     Project, RB (A) (B) (C)
     5.300%, 05/08/00                2,500        2,500
   Simi Valley, Multi-Family Housing
     Authority, Ser A, RB (A) (B) (C)
     4.950%, 05/08/00                2,140        2,140
   Southern California, Metropolitan
     Water District Authority,
     Waterworks Project,
     Ser C, RB (A) (B)
     5.400%, 05/08/00                1,000        1,000
   Southern California, Public Power
     Authority, Transmission Project,
     Ser 91, RB, AMBAC (A) (B)
     5.000%, 05/08/00               10,000       10,000
   Three Valleys, Municipal Water
     Authority, Miramar Water
     Treatment Project, RB (A) (B) (C)
     4.850%, 05/08/00                3,000        3,000


                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
   Turlock, Irrigation District Authority,
     Transmission Project,
     Ser A, COP (A) (B) (C)
     4.950%, 05/08/00              $ 2,050     $  2,050
   Union City, Multi-Family Housing
     Authority, Mission Sierra Project,
     RB, FNMA (A) (B) (E)
     5.000%, 05/08/00                1,000        1,000
   Upland, Multi-Family Housing
     Authority, Northwoods 156
     Project, Ser A, RB,
     FNMA (A) (B) (E)
     4.950%, 05/08/00                1,000        1,000
   Upland, Multi-Family Housing
     Authority, Sunset Ridge & Village
     Apartments Project,
     RB (A) (B) (C)
     4.950%, 05/08/00                6,700        6,700
   Vallejo, Multi-Family Housing
     Authority, Highlands Apartments
     Project, Ser A, RB (A) (B) (C)
     4.500%, 05/08/00                5,620        5,620
   West Basin, Municipal Water District
     Authority, Phase III Recycled Water
     Project, Ser A, RB (A) (B) (C)
     5.000%, 05/08/00               10,345       10,345
   Western Placer, Unified School
     District, TRAN
     4.125%, 10/01/00                2,665        2,670
   Westminster, Civic Center
     Refinancing Program,
     Ser A, COP, AMBAC (A) (B)
     4.950%, 05/08/00                4,200        4,200
   Westminster, Redevelopment
     Agency, Commercial
     Redevelopment Project,
     TA, AMBAC (A) (B)
     4.950%, 05/08/00               14,020       14,020
   Yorba Linda, Redevelopment
     Agency, Redevelopment Project,
     Ser A, TA
     4.000%, 12/01/00                  705          705
                                               ---------
                                                 523,834
                                               ---------

        See accompanying  notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (concluded)

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
Puerto Rico (4.8%)
    Puerto Rico Commonwealth,
       GO Pre-Refunded @ 102 (D)
       7.700%, 07/01/00             $ 2,250   $   2,310
    Puerto Rico, Municipal Finance
       Authority, Ser B, GO
       5.000%, 08/01/00              22,805      22,865
                                              ---------
                                                 25,175
                                              ---------
Total Municipal Bonds
   (Cost $549,009)                              549,009
                                              ---------
Total Investments (104.1%)
   (Cost $549,009)                              549,009
                                              ---------
Other Assets and Liabilities, Net (-4.1%)       (21,578)
                                              ---------


                                                 Value
------------------------------------------------------------------------------
Net Assets:
   Fund Shares --  Institutional Class
     (unlimited authorization  -- $0.01
     par value) based on 13,829,294
     outstanding shares of beneficial
     interest                                    13,829
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 511,326,198 outstanding
     shares of beneficial interest              511,326
   Fund Shares -- Class S
     (unlimited authorization --
     $0.01 par value) based on
     2,278,160 outstanding
     shares of beneficial interest                2,278
   Distribution in excess of net
     investment income                               (5)
   Accumulated net realized gain
     on investments                                   3
                                               --------
Total Net Assets (100.0%)                      $527,431
                                               ========
   Net Asset Value, Offering and Redemption

     Price Per Share -- Institutional Class       $1.00
                                               ========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                   $1.00
                                               ========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class S                   $1.00
                                               ========

(A) FLOATING INSTRUMENT -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON APRIL 30, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES  ARE HELD IN  CONJUNCTION  WITH A LETTER OF CREDIT
    FROM A MAJOR BANK OR FINANCIAL  INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FNMA  --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA  --  FINANCIAL  SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB --  REVENUE  BOND
SER --  SERIES
TA -- TAX  ALLOCATION
TECP -- TAX  EXEMPT COMMERCIAL PAPER
TRAN -- TAX & REVENUE ANTICIPATION NOTE

                See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

CORPORATE BOND FUND

                                       Face
                                      Amount     Value
                                       (000)     (000)
------------------------------------------------------------------------------
U.S. Treasury Obligation (7.3%)
   U.S. Treasury Note
     6.000%, 08/15/09               $1,500      $ 1,467
Total U.S. Treasury Obligation
   (Cost $1,483)                                  1,467
                                                -------

Corporate Bonds (74.0%)
Aerospace & Defense (1.0%)
   Lockheed Martin
     6.750%, 03/15/03                  200          193
                                                -------
Automotive (2.4%)
   Daimler Chrysler
     7.200%, 09/01/09                  500          486
                                                -------
Banks (14.1%)
   Banc One
     6.400%, 08/01/02                  600          584
   Bank of America
     7.125%, 05/01/06                  100           97
   7.125%, 03/01/09                    600          575
   Chase Manhattan Bank
     7.000%, 06/01/05                  200          194
   Deutsche Bank
     7.500%, 04/25/09                  500          483
   First Union
     7.100%, 08/15/04                  600          587
   7.125%, 10/15/06                    100           96
   Norwest
     6.500%, 06/01/05                  125          119
   Shawmut Bank
     8.625%, 02/15/05                  100          103
                                                -------
                                                  2,838
                                                -------
Electrical Services (9.9%)
   Con Edison
     7.625%, 03/01/04                  100           99
   Florida Power
     6.000%, 07/01/03                  250          240
   Georgia Power
     6.350%, 08/01/03                  100           97
   Iowa Electric Light and Power
     6.000%, 10/01/08                  200          181
   Otter Tail Power
     7.250%, 08/01/02                  186          185


                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
   Pacific Gas and Electric
     6.250%, 08/01/03               $  200       $  192
   Potomac Electric Power
     5.625%, 10/15/03                  150          141
   Public Service Electric & Gas
     6.125%, 08/01/02                  300          290
   Southern California Edison Electric
     5.625%, 10/01/02                  100           96
   5.875%, 09/01/04                    300          275
   Tampa Electric
     6.125%, 05/01/03                  100           97
   Wisconsin Power & Light
     7.600%, 07/01/05                  100          100
                                                -------
                                                  1,993
                                                -------
Electric Products (0.5%)
   Emerson Electric
     6.300%, 11/01/05                  100           96
                                                -------
Entertainment (0.5%)
   Walt Disney
     6.750%, 03/30/06                  100           97
                                                -------
Financial Services (13.4%)
   Associates Corporation of North America
     5.800%, 04/20/04                  500          466
   Cit Group Holdings
     7.125%, 10/15/04                  600          585
   Countrywide Funding
     8.250%, 07/15/02                   60           61
   6.280%, 01/15/03                    100           96
   General Electric Capital
     6.650%, 09/03/02                  500          493
   General Motors Capital MTN
     6.500%, 10/18/02                  500          488
   Norwest Financial
     6.125%, 08/01/03                  200          192
   6.000%, 02/01/04                    100           95
   Texaco Capital
     8.625%, 06/30/10                  200          213
                                                -------
                                                  2,689
                                                -------
Food, Beverage & Tobacco (0.5%)
   Campbell Soup
     5.625%, 09/15/03                  100           94
                                                -------

                See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

CORPORATE BOND FUND (continued)
                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
Insurance (1.9%)
   Aetna Services
     6.375%, 08/15/03               $  150      $   144
   American General
     6.250%, 03/15/03                  250          241
                                                -------
                                                    385
                                                -------
Investment Banker/Broker Dealer (2.3%)
   JP Morgan
     6.250%, 12/15/05                  150          139
   Merrill Lynch
     7.375%, 05/15/06                  100           96
   Morgan Stanley Dean Witter
     6.375%, 12/15/03                  100           96
     7.760%, 06/22/04                  130          131
                                                -------
                                                    462
                                                -------
Leasing & Renting (1.9%)
   International Lease Finance
     6.375%, 08/01/02                  400          389
                                                -------
Medical Products & Services (1.7%)
   Baxter International
     7.125%, 02/01/07                  150          146
   Warner-Lambert
     6.625%, 09/15/02                  200          197
                                                -------
                                                    343
                                                -------
Personal Credit Institutions (1.4%)
   Ford Motor Credit
     6.625%, 06/30/03                  100           97
   6.750%, 05/15/05                    100           95
   6.375%, 12/15/05                    100           93
                                                -------
                                                    285
                                                -------
Petroleum Refining (0.5%)
   Shell Oil
     6.700%, 08/15/02                  100           99
                                                -------
Railroads (1.4%)
   Union Pacific
     6.125%, 01/15/04                  300          280
                                                -------
Retail (5.3%)
   Gap
     6.900%, 09/15/07                  200          194
   Sears Roebuck Acceptance
     6.700%, 11/15/06                  100           92
     Face

                                    Amount         Value
                                     (000)         (000)
--------------------------------------------------------
   Wal-Mart Stores
     6.375%, 03/01/03               $  150      $   147
     6.550%, 08/10/04                  500          486
     5.875%, 10/15/05                  150          140
                                                -------
                                                  1,059
                                                -------
Steel & Steel Works (2.0%)
   ALCOA
     5.750%, 02/01/01                  400          396
                                                -------
Telephones & Telecommunications (13.3%)
   AT&T
     5.625%, 03/15/04                  150          141
     7.000%, 05/15/05                  100           98
   6.000%, 03/15/09                    125          111
   Bell Atlantic of New Jersey
     5.875%, 02/01/04                  100           95
   Bell Telephone of Pennsylvania
     4.750%, 05/01/01                  100           98
     6.125%, 03/15/03                  100           96
   BellSouth Telecommunications
     6.250%, 05/15/03                  300          290
     6.375%, 06/15/04                  100           96
   Carolina Telephone & Telegraph
     6.125%, 05/01/03                  250          239
   Chesapeake & Potomac
     Telephone of Maryland
     6.000%, 05/01/03                  200          192
   GTE Florida
     6.250%, 11/15/05                  200          187
   New York Telephone
     5.625%, 11/01/03                  100           94
     6.500%, 03/01/05                  250          238
   Pacific Bell Telephone
     6.250%, 03/01/05                  200          190
   United Telephone of Ohio
     6.625%, 10/01/02                  100           98
   United Telephone of Florida
     6.250%, 05/15/03                  100           96
   U.S. West Communications
     6.125%, 11/15/05                  350          322
                                                -------
                                                  2,681
                                                -------
Total Corporate Bonds
   (Cost $15,364)                                14,865
                                                -------



                See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

CORPORATE BOND FUND (concluded)
                                    Shares/Face
                                      Amount     Value
                                       (000)     (000)
------------------------------------------------------------------------------
U.S. Government Agency Obligations (7.3%)
   FHLMC
     6.500%, 03/15/26               $   50      $    48
   FNMA
     7.250%, 01/15/10                1,000          996
   FNMA MTN
     6.000%, 07/17/01                  425          421
                                                -------
Total U.S. Government Agency Obligations
   (Cost $1,482)                                  1,465
                                                -------
Yankee Bonds (1.8%)
   Nova Scotia
     9.375%, 07/15/02                  134          140
   Ontario
     6.000%, 02/21/06                  250          231
                                                -------
Total Yankee Bonds
   (Cost $377)                                      371
                                                -------
Cash Equivalents (6.0%)
   Fidelity Colchester Domestic Money
      Market Portfolio, Class I    634,378          634
   SEI Daily Income Trust Prime
     Obligation Fund               565,542          566
                                                -------
Total Cash Equivalents
   (Cost $1,200)                                  1,200
                                                -------
Total Investments (96.4%)
   (Cost $19,906)                                19,368
                                                -------
Other Assets and Liabilities, Net (3.6%)            726
                                                -------


                                                  Value
                                                  (000)
--------------------------------------------------------
Net Assets:
   Fund Shares --  Institutional Class
     (unlimited  authorization  -- $0.01 par
     value) based on 2,020,557
     outstanding shares of beneficial
     interest                                   $20,631
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 110 outstanding shares
     of beneficial interest                           1
   Net unrealized depreciation
     on investments                                (538)
                                               --------
   Total Net Assets (100.0%)                   $ 20,094
                                               ========
   Net Asset Value, Offering and
    Redemption Price Per Share
    -- Institutional Class                        $9.94
                                               ========
   Net Asset Value, Offering
     and Redemption
     Price Per Share -- Class A                   $9.95
                                               ========

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

         See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

GOVERNMENT BOND FUND

                                       Face
                                      Amount     Value
                                       (000)     (000)
------------------------------------------------------------------------------
U.S. Treasury Obligations (21.2%)
   U.S. Treasury Notes
     6.000%, 08/15/00                $  15      $    15
     6.625%, 04/30/02                  100          100
     6.250%, 08/31/02                   50           50
     6.250%, 02/15/03                  225          223
     5.750%, 08/15/03                  425          414
     6.500%, 10/15/06                  150          150
     6.250%, 02/15/07                  200          197
     6.125%, 08/15/07                  200          196
     5.500%, 02/15/08                   80           75
     6.000%, 08/15/09                  850          831
                                                -------
Total U.S. Treasury Obligations
    (Cost $2,292)                                 2,251
                                                -------
U.S. Government Agency Obligations (77.1%)
   FFCB
     6.100%, 11/19/01                  150          148
   FHLB
     6.020%, 07/27/01                1,000          990
     5.820%, 08/20/01                  300          296
     5.290%, 01/11/02                  250          243
     5.440%, 03/01/02                  150          146
     5.480%, 04/09/02                  400          388
     5.530%, 04/12/02                  400          388
     6.250%, 07/12/02                  500          490
     6.575%, 07/19/02                  500          493
     5.760%, 09/18/02                  250          242
     6.500%, 04/25/03                  100           98
     6.430%, 07/19/04                1,000          965
     6.910%, 12/28/04                  200          195
     6.125%, 03/22/06                  250          234
     5.810%, 03/26/09                  400          360
   FHLMC
     4.750%, 12/14/01                  335          323
     5.560%, 12/30/02                  200          192
     6.120%, 01/21/03                  600          583
     6.175%, 03/08/04                  250          240
     7.010%, 07/13/06                  500          483
   FNMA
     7.000%, 03/25/20                   28           28
     7.000%, 01/25/21                   70           70
     7.000%, 03/25/21                   33           32

                                    Shares/Face
                                     Amount       Value
                                     (000)        (000)
--------------------------------------------------------
   FNMA MTN
     6.000%, 07/17/01                $ 500      $   495
     6.700%, 05/06/02                   75           74
                                                -------
Total U.S. Government Agency Obligations
   (Cost $8,443)                                  8,196
                                                -------

Cash Equivalents (0.5%)
   Fidelity Colchester Domestic Money
     Market Portfolio, Class I      33,664           34
   SEI Daily Income Trust Prime
     Obligation Fund                25,007           25
                                                -------
Total Cash Equivalents

   (Cost $59)                                        59
                                                -------
Total Investments (98.8%)

   (Cost $10,794)                                10,506
                                                -------
Other Assets and Liabilities, Net (1.2%)            128
                                                -------
Net Assets:
Fund Shares -- Institutional Class
 (unlimited  authorization --
  $0.01 par value) based on
  1,064,431 outstanding
  shares of beneficial interest                 11,039
Fund Shares -- Class A (unlimited
 authorization -- $0.01 par value)
 based on 110 outstanding
 shares of beneficial interest                        1
Undistributed net investment income                   1
Accumulated net realized loss
   on investments                                  (119)

Net unrealized depreciation
   on investments                                  (288)
                                                -------
Total Net Assets (100.0%)                       $10,634
                                                =======
   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class      $9.99
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                   $9.99
                                                =======

FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

                See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
Municipal Bonds (98.3%)
California (88.6%)
   Acalanes, Unified School
     District, GO, MBIA
     Callable 08/01/2000 @ 102
     4.900%, 08/01/03                 $100       $  100
   Anaheim, Convention Center
     Project, COP, MBIA
     Callable 08/01/02 @ 102
     5.800%, 08/01/03                  200          205
   Berkeley, GO, AMBAC
     4.250%, 06/01/00                   90           90
   Berkeley, Ser C, GO, MBIA
     Callable 09/01/05 @ 102
     5.000%, 09/01/10                   95           94
   Berkeley, Unified School
     District, GO, FGIC
     4.375%, 08/01/01                  250          250
   Beverly Hills, Unified School
     District, Ser B, GO
     Callable 06/01/08 @ 101
     4.700%, 06/01/13                   50           46
   Buena Park, Unified School
     District, Ser A, GO, FSA
     Callable 08/01/09 @ 102
     4.500%, 08/01/12                  285          261
   Burbank, Unified School
     District, GO, FGIC
     Callable 08/01/07 @ 101
     4.400%, 08/01/08                  140          134
   California, Health Facilities
     Financial Authority, Catholic
     Healthcare West Project,
     Ser A, RB, MBIA
     4.125%, 07/01/02                  140          138
   California State, GO
     4.200%, 09/01/02                  200          199
     4.750%, 10/01/05                  250          250
   California State, Department Water
     Reserve Project, Ser L, RB
     Callable 06/01/03 @ 101.50
     5.200%, 12/01/06                  175          177
   California State, Department Water
     Reserve Project, Ser J, RB
     5.500%, 12/01/01                  100          102


                                      Face
                                    Amount        Value
                                     (000)        (000)
--------------------------------------------------------
   California State, Educational
     Facilities Authority, Pomona
     College Project, RB
     Callable 02/15/02 @ 102
     6.125%, 02/15/08                 $200       $  208
   City of Oakland, TRAN
     4.250%, 09/29/00                  150          150
   Contra Costa, Water District
     Authority, Ser A, RB
     Pre-Refunded @ 102 (A)
     7.000%, 10/01/00                  200          206
   Contra Costa, Water District
     Authority, Ser G, RB, MBIA
     Callable 10/01/04 @ 102
     5.700%, 10/01/06                  100          105
   Delta Diablo, Sanitation District
     Authority, Wastewater Facilities
     Expansion Project, RB, MBIA
     Callable 12/01/02 @ 102
     6.100%, 12/01/02                  125          130
   East Bay, Municipal Utilities District
     Authority, Wastewater Treatment
     System, RB, AMBAC
     Pre-Refunded @ 102 (A)
     6.200%, 12/01/01                  150          157
   East Bay, Municipal Utilities District
     Authority, Wastewater Treatment
     System, RB Callable 06/01/08 @ 101
     4.400%, 06/01/09                  200          189
   East Bay, Municipal Utilities District
     Authority, Wastewater Treatment
     System, RB, FGIC
     4.200%, 06/01/02                   75           75
   Fontana, COP, AMBAC
     3.350%, 09/01/00                  275          274
   Laguna Salada, Unified School
     District, Ser B, GO, FGIC
     4.450%, 08/01/08                  200          192
   Long Beach, Water District Authority,
     Ser A, RB, MBIA
     4.150%, 05/01/03                  100           98
   Los Angeles, Harbour Development
     Project, Ser C, RB
     Callable 11/01/06 @ 101
     5.125%, 11/01/11                  180          180



See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)
CALIFORNIA TAX EXEMPT BOND FUND (continued)

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
   Los Angeles, Metropolitan
     Transportation Sales Tax First
     Tier Project, Ser A, RB, MBIA
     Callable 07/01/07 @ 101
     5.125%, 07/01/09                 $150       $  151
   Los Angeles, Parking Project,
     Ser A, RB, AMBAC
     4.100%, 05/01/08                  100           93
   Los Angeles, Schools Regionalized
     Business Services, Local
     Educational Agency Pooled
     Capital Project, Ser B, COP, MBIA
     4.750%, 07/01/07                  100           99
   Los Angeles, Ser C, GO
     4.600%, 09/01/03                  200          200
   Los Angeles County, Public Works
     Finance Authority, Capital
     Construction Project, RB
     Callable 03/01/03 @ 102
     4.900%, 03/01/05                  100          101
   Metropolitan Water District, Southern
     California Waterworks Authority,
     RB Pre-Refunded @ 102 (A)
     6.500%, 07/01/01                  100          104
   Metropolitan Water District, Southern
     California Waterworks Authority,
     Ser A, RB
     5.500%, 07/01/08                  400          416
   Modesto, Irrigation District Authority,
     Domestic Water Project, Ser D, RB,
     AMBAC Callable 09/01/08 @ 101
     5.000%, 09/01/12                  100           98
   Moulton-Niguel, Water Conservation
     Improvement District, GO, MBIA
     Callable 09/01/03 @ 102
     5.300%, 09/01/07                  100          102
   Mountain View, Capital Improvement
     Authority, City Hall/Community
     Theatre Project, RB, MBIA
     6.000%, 08/01/01                  100          102
   Napa County, Flood Protection &
     Watershed Improvement Authority,
     Ser A, RB, FGIC Callable
     06/15/09 @ 101
     4.600%, 06/15/10                  400          382

                                      Face
                                    Amount        Value
                                     (000)        (000)
--------------------------------------------------------
   Oak Park, Unified School District,
     GO,  AMBAC
     Callable 05/01/02 @ 102
     6.000%, 05/01/04                 $100       $  104
   Orange County, Local Transportation
     Sales Tax Authority, Ser A, RB
     5.250%, 02/15/05                  500          510
   Orange County, Water District
     Authority, Ser A, COP
     4.800%, 08/15/01                  100          101
   Palm Desert, Financing Authority,
     Area 1-A  Project, TA, MBIA
     6.000%, 04/01/01                   20           20
   Palm Desert, Financing Authority,
     Area 1-A  Project, TA, MBIA (B)
     6.000%, 04/01/01                   80           81
   Pasadena, Water District Authority,
     RB Callable 07/01/03 @ 102
     6.000%, 07/01/13                  100          103
   Pleasanton, Unified School District,
     GO, FGIC Callable 08/01/05 @ 101
     4.100%, 08/01/10                  100           90
   Rancho, Water District Authority,
     RB, FGIC Callable 08/01/02 @ 101
     4.700%, 08/01/04                  200          200
   Sacramento, Municipal Utilities
     District, Ser D, RB, FSA
     5.000%, 11/15/02                   50           51
   Sacramento, Municipal Utilities
     District, Ser I, RB, MBIA
     Callable 01/01/04 @ 102
     5.500%, 01/01/05                  100          103
   Sacramento, Municipal Utilities
     District, Ser Z, RB, FGIC
     Callable 07/01/01 @ 102
     6.250%, 07/01/04                  100          104
   Sacramento County, Sanitation
     District, RB
     4.300%, 12/01/00                   75           75
   San Bernardino County,
      Ser A, TRAN, MBIA
     4.875%, 03/01/03                  170          171
   San Diego, Community College
     Project, COP, MBIA
     Callable 12/01/01 @ 102
     6.400%, 12/01/02                  200          210



                See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND (continued)

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
   San Diego, Unified School
     District, Capital Projects Phase XI,
     Ser A, COP
     4.000%, 07/01/00                 $ 50        $  50
   San Diego County, East Mesa,
     COP, AMBAC
     4.750%, 10/01/09                  100           98
   San Diego County, Water District
     Authority, Ser A, COP
     Pre-Refunded @ 102 (A)
     6.300%, 05/01/01                  200          208
   San Diego, Water Utility System,
     RB, FGIC
     4.250%, 08/01/06                  200          192
   San Francisco City & County,
     GO, MBIA Callable 06/15/01 @ 102
     5.250%, 06/15/06                   80           81
   San Francisco City & County,
     Airport Common International
     Project, Ser 15B, RB, FSA
     Callable 01/01/08 @ 102
     4.600%, 05/01/13                  100           91
   San Francisco City & County,
     Airport Common International
     Project, Ser 20, RB, MBIA
     Callable 05/01/08 @ 101
     4.500%, 05/01/10                  350          329
   San Jose, Redevelopment Agency,
     Merged Area Project, Ser A, TA,
     MBIA Callable 08/01/00 @ 102 (B)
     6.000%, 08/01/01                  100          102
   San Marino, Unified School
     District, Ser B, GO
     4.400%, 07/01/07                  100           96
   San Mateo County, Transportation
     Authority, Ser A, RB, MBIA
     4.100%, 06/01/03                  100           98
   San Juan Capistrano, Open Space
     Program, Ser A, GO
     Pre-Refunded @ 102 (A)
     6.400%, 07/15/00                  200          205
   Santa Barbara, Municipal
     Improvement Program, COP,
     AMBAC Callable 08/01/09 @ 102
     5.400%, 08/01/03                  100          102

                                     Face
                                    Amount        Value
                                     (000)        (000)
--------------------------------------------------------
   Santa Barbara, Redevelopment
     Agency, Central City Project,
     Ser A, TA, AMBAC
     4.750%, 03/01/04                 $100       $  100
   Santa Monica, Community
     College, Ser C, GO
     Callable 08/01/09 @ 102
     4.500%, 08/01/13                  190          170
   Sonoma County, Detention Facilities
     Improvement Program,
     COP, AMBAC
     4.500%, 11/15/03                  200          199
   South Coast, Water District Authority,
     GO, AMBAC Callable 07/01/01
     @ 100.375
     6.400%, 07/01/04                  175          179
   South Coast, Water District Authority,
     GO, AMBAC
     Callable 07/01/01 @ 100.5
     6.500%, 07/01/05                  100          103
   South Orange County, Public
     Financing Authority, Foothill Area
     Project, Ser C, RB, FGIC
     5.125%, 08/15/02                  100          101
   Stanislaus County, Capital
     Improvement Project,
     Ser A, COP, MBIA
     4.625%, 05/01/03                  100          100
   Turlock, Irrigation District Authority,
     Ser A, RB,  MBIA
     Callable 07/01/02 @ 102
     6.000%, 01/01/03                  100          103
   University of California,  Multiple
     Purpose Project, Ser B,
     RB, MBIA Callable
     09/01/03 @ 102
     4.600%, 09/01/05                  100           99
   University of California, Medical
     Center Project, RB, AMBAC
     Callable  07/01/06 @ 101
     5.750%, 07/01/13                  500          511
   Upland, Water Systems Project,
     COP, FGIC Callable 08/01/02 @ 102
     6.300%, 08/01/04                  100          105
                                                -------
                                                 11,203
                                                -------



                See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED) CALIFORNIA TAX EXEMPT BOND FUND (concluded)

                                       Face
                                      Amount     Value
                                       (000)     (000)
-------------------------------------------------------------------------------
Illinois (3.3%)
   Illinois State, Toll Highway Authority,
     Highway Priority Project, Ser A, RB
     Pre-Refunded @ 102
     6.375%, 01/01/03                 $400      $   421
                                                -------
Puerto Rico (6.4%)
   Puerto Rico Commonwealth,
     Highway & Transportation Authority,
     Ser X, RB, MBIA
     5.100%, 07/01/03                  600          606
   Puerto Rico, Electric Power Authority
     Power Project, Ser D, RB, FSA
     5.000%, 07/01/05                  200          201
                                                -------
                                                    807
                                                -------
Total Municipal Bonds
   (Cost $12,467)                                12,431
                                                -------
Total Investments (98.3%)
   (Cost $12,467)                                12,431
                                                -------
Other Assets and Liabilities, Net (1.7%)            212
                                                -------

Net Assets:

Fund Shares -- Institutional Class
   (unlimited  authorization --
   $0.01 par value)
   based on 1,261,499 outstanding
   shares of beneficial interest                 12,695
Fund Shares -- Class A (unlimited
   authorization -- $0.01 par value)
   based on 110 outstanding shares of
   beneficial interest                                1
Undistributed net investment income                   2
Accumulated net realized loss
   on investments                                   (19)
Net unrealized depreciation
   on investments                                   (36)
                                                -------
Total Net Assets (100.0%)                       $12,643
                                                =======

                                                 Value
------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class      $10.02
                                                -------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                  $10.02
                                                =======

(A) PRE-REFUNDED SECURITY. THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) SECURITY IS ESCROWED TO MATURITY.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE

                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)
HIGH YIELD BOND FUND

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
Corporate Bonds (72.9%)
Broadcasting, Newspapers & Advertising (6.5%)
   Adelphia Cable Communications
    10.500%, 07/15/04               $  100      $   101
   Diva Systems (B)
    17.710%, 03/01/08                  200          110
   Frontiervision  (B)
    10.980%, 09/15/07                  150          130
   Olympus Communications (A)
    10.625%, 11/15/06                  100           99
   United International Holdings (B)
    10.900%, 02/15/08                  100           65
                                                -------
                                                    505
                                                -------
Building & Construction (2.2%)
   Brand Scaffold Services
    10.250%, 02/15/08                  200          174
                                                -------
Communications Equipment (9.4%)
   Aavid Thermal Technology (A)
    12.750%, 02/01/07                  100           97
   Cumulus Media
    10.375%, 07/01/08                  200          181
   Insight Midwest (A)
     9.750%, 10/01/09                  250          253
   Williams Communications
    10.875%, 10/01/09                  200          201
                                                -------
                                                    732
                                                -------
Entertainment (8.3%)
   Boyd Gaming
     9.500%, 07/15/07                  250          236
   Hard Rock Hotel (A)
     9.250%, 04/01/05                  200          177
   Imax
     7.875%, 12/01/05                  150          136
   Park Place Entertainment (A)
     9.375%, 02/15/07                  100           99
                                                -------
                                                    648
                                                -------
Financial Services-Special
   Purpose Acquisition (1.3%)
   DTI Holdings (B)
    17.500%, 03/01/08                  250         105
                                                -------

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
Food, Beverage & Tobacco (2.5%)
   National Wine & Spirits
    10.125%, 01/15/09               $  200      $   191
                                                -------
Paper & Paper Products (3.7%)
   Four M
    12.000%, 06/01/06                  100           97
   Riverwood International

    10.875%, 04/01/08                  200          192
                                                -------
                                                    289
                                                -------
Petroleum & Fuel Products (5.7%)
   Huntsman ICI Chemicals
    10.125%, 07/01/09                  200          200
   Ocean Energy
     8.875%, 07/15/07                  100           99
   Pride Petroleum Services
     9.375%, 05/01/07                  150          147
                                                -------
                                                    446
                                                -------
Printing & Publishing (7.0%)
   Citadel Broadcasting
     9.250%, 11/15/08                  100           96
   Jordan Industries
    10.375%, 08/01/07                  200          186
   Tritel PCS (B)
    11.770%, 05/15/09                  250          165
   TV Guide
     8.125%, 03/01/09                  100           99
                                                -------
                                                    546
                                                -------
Garden Products (1.2%)
   Scotts (A)
     8.625%, 01/15/09                  100           94
                                                -------
Retail (3.8%)
   CKE Restaurants
     9.125%, 05/01/09                  200          112
   Pantry
    10.250%, 10/15/07                  200          183
                                                -------
                                                    295
                                                -------



                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)
HIGH YIELD BOND FUND (concluded)
                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
Rubber & Plastic (1.3%)
   Norampac
     9.500%, 02/01/08                 $100       $  101
                                                 ------
Steel & Steel Works (2.5%)
   Algoma Steel
    12.375%, 07/15/05                  100           99
   Oxford Automotive
    10.125%, 06/15/07                  100           93
                                                 ------
                                                    192
                                                 ------
Telephones & Telecommunications (17.5%)
   GT Group Telecommunications,
    Senior Discount Notes + 1 warrant
    to buy 4.9106 Class B Shares (A) (B)
    13.250%, 02/01/10                  200          107
   Metromedia Fiber Network
    10.000%, 12/15/09                  100           95
   Nextel Communications (B)
    10.940%, 09/15/07                  250          189
   Nextel Partners (B)
    12.280%, 02/01/09                  130           86
   Telecorp PCS (B)
    11.630%, 04/15/09                  200          131
   Telewest Communications PLC (B)
     8.610%, 10/01/07                  150          141
   Teligent (B)
    13.160%, 03/01/08                  200          104
   Triton PCS (B)
     9.780%, 05/01/08                  200          144
   Voicestream Wire (A)
    10.375%, 11/15/09                  250          254
   Winstar Communications (A)
    12.750%, 04/15/10                   51           49
   Winstar Communications (A) (B)
    13.820%, 04/15/10                  149           67
                                                -------
                                                  1,367
                                                -------
Total Corporate Bonds
   (Cost $5,785)                                  5,685
                                                -------






                                    Shares/Face
                                     Amount       Value
                                       (000)       (000)
--------------------------------------------------------
 Convertible Bond (1.9%)
   Key Energy Group, Convertible
     to 25.9740 Shares
     5.000%, 09/15/04               $  200       $  145
                                                -------
Total Convertible Bond
   (Cost $150)                                      145
                                                -------

Warrants (1.5%)
   Aavid Thermal Technology,
     Expires 02/01/07 (A)*             100           --
   Diva Systems, Expires
     01/01/10 (A)*                     200          120
   Diva Systems, Expires
     03/01/08 (A)*                     600           --
   DTI Holdings, Expires
     03/01/08 (A)*                   1,250           --

                                                -------
Total Warrants
   (Cost $89)                                       120
                                                -------

Cash Equivalents (8.3%)
   Fidelity Colchester Domestic
     Money Market Portfolio,
     Class I                       323,960          324
   SEI Daily Income Trust Prime
     Obligation Fund               323,962          324
                                                -------
Total Cash Equivalents
   (Cost $648)                                      648
                                                -------
Total Investments (84.6%)
   (Cost $6,672)                                  6,598
                                                -------
Other Assets and Liabilities, Net (15.4%)         1,198
                                                -------
Total Net Assets (100.0%)                        $7,796
                                                =======
*NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(B) STEP BOND. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON APRIL 30, 2000. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

         See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

LARGE CAP VALUE EQUITY FUND

                                                 Value
                                      Shares     (000)
--------------------------------------------------------------------------------
Common Stocks (97.8%)
Air Transportation (0.9%)
   Delta Air Lines                   4,500     $    237
                                                -------
Aerospace & Defense (0.2%)
   Boeing                              780           31
   United Technologies                 470           29
                                                -------
                                                     60
                                                -------
Automotive (2.0%)
   Delphi                            2,675           51
   Ford Motor                        1,940          106
   General Motors                    3,850          360
                                                -------
                                                    517
                                                -------
Banks (9.6%)
   Bank of America                   8,827          433
   Bank of New York                    390           16
   Bank One                          9,440          288
   Chase Manhattan                   5,500          396
   Citigroup                         2,750          163
   Comerica                          5,300          225
   Fifth Third Bancorp               3,550          224
   First Union                       2,050           65
   State Street                      3,530          342
   Wachovia                          3,800          238
   Wells Fargo                       1,230           51
                                                -------
                                                  2,441
                                                -------
Beauty Products (0.9%)
   Procter & Gamble                  3,800          227
                                                -------
Biotechnology (0.2%)
   Pharmacia                           990           49
                                                -------
Broadcasting, Newspapers
 & Advertising (2.6%)
   CBS*                              9,775          574
   Comcast, Cl A*                    1,075           43
   MediaOne Group*                     590           45
                                                -------
                                                    662
                                                -------





                                                 Value
                                      Shares     (000)
--------------------------------------------------------------------------------
Chemicals (3.5%)
   Air Products & Chemicals          7,400     $    230
   Dow Chemical                      1,015          115
   E.I. du Pont de Nemours             330           16
   Engelhard                        11,700          205
   Praxair                           4,800          213
   Sigma Aldrich                     3,940          116
                                                -------
                                                    895
                                                -------
Computers & Services (3.5%)
   IBM                               7,950          887
                                                -------
Drugs (3.5%)
   Bristol-Myers Squibb              7,175          376
   Merck                             5,050          351
   Pfizer                            3,825          161
                                                -------
                                                    888
                                                -------
Electric Products (0.1%)
   Emerson Electric                    500           27
                                                -------
Electrical Services (3.4%)
   AES*                              2,520          227
   Edison International              8,800          168
   FirstEnergy                       9,700          247
   Texas Utilities                   6,300          212
                                                -------
                                                    854
                                                -------
Entertainment (0.2%)
   Walt Disney                         970           42
                                                -------
Financial Services (8.2%)
   American Express                  4,975          747
   Associates First Capital         10,890          242
   Fannie Mae                        7,700          464
   Freddie Mac                       7,330          337
   MBNA                             10,740          285
                                                -------
                                                  2,075
                                                -------
Food, Beverage & Tobacco (2.7%)
   Adolph Coors, Cl B                1,940           99
   Anheuser Busch                    5,000          353
   Coca-Cola                         4,975          234
                                                -------
                                                    686
                                                -------



                See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)
LARGE CAP VALUE EQUITY FUND (continued)

                                                 Value
                                      Shares     (000)
-----------------------------------------------------------------------------
Investment Banker/Broker Dealer (1.7%)
   JP Morgan                         3,150       $  404
   Merrill Lynch                       280           29
                                                 ------
                                                    433
                                                 ------
Gas/Natural Gas (1.7%)
   El Paso Energy                    5,500          234
   Nicor                             6,100          207
                                                 ------
                                                    441
                                                 ------
Household Products (3.7%)
   General Electric                  6,000          943
                                                 ------
Insurance (5.8%)
   Allstate                         10,600          250
   American International Group*     2,722          299
   Hartford Financial Services Group 4,800          250
   Lincoln National                 13,400          466
   Marsh & McLennan                    360           35
   Torchmark                         4,320          108
   Unitedhealth Group                  730           49
                                                 ------
                                                  1,457
                                                 ------
Machinery (0.1%)
   Nacco Industries, Cl A              570           26
                                                 ------
Metals & Mining (0.4%)
   Freeport-McMoran Copper
     & Gold, Cl B*                  10,700          103
                                                 ------
Office Supplies & Forms (0.3%)
   Avery Dennison                      950           62
                                                 ------
Office Machine (2.2%)
   Minnesota Mining &  Manufacturing 6,540          566
                                                 ------
Paper & Paper Products (1.7%)
   Georgia-Pacific                   5,070          186
   International Paper               6,475          238
                                                 ------
                                                    424
                                                 ------
Petroleum & Fuel Products (2.2%)
   Rowan*                            8,000          224
   Schlumberger                        450           34
   Union Pacific Resources Group    15,600          299
                                                 ------
                                                    557
                                                 ------

                                                 Value
                                     Shares      (000)
-------------------------------------------------------------------------------
Petroleum Refining (10.4%)
   BP Amoco, ADR                       328     $     17
   Chevron                           4,800          409
   Conoco                            5,850          146
   Enron                             2,690          187
   Exxon Mobil                      16,130        1,253
   Royal Dutch Petroleum             1,870          107
   Texaco                            6,390          316
   USX-Marathon Group                8,800          205
                                               --------
                                                  2,640
                                               --------
Prepackaging Software (1.2%)
   Computer Associates International 5,625          314
                                               --------
Printing & Publishing (2.9%)
   Gannett                           4,025          257
   Harcourt General                  1,940           73
   McGraw-Hill                       7,425          390
                                               --------
                                                    720
                                               --------
Railroads (0.2%)
   Union Pacific                     1,320           56
                                               --------
Retail (3.8%)
   May Department Stores             6,120          168
   McDonald's                        9,135          348
   Target                            6,580          438
                                               --------
                                                    954
                                               --------
Semi-Conductors/Instruments (7.0%)
   Intel                            13,925        1,766
                                               --------
Steel & Steel Works (0.6%)
   Bethlehem Steel*                 26,400          142
                                               --------
Telephones & Telecommunications (10.4%)
   Bell Atlantic                     8,600          510
   Centurytel                        5,100          125
   GTE                               3,450          234
   MCI WorldCom*                    11,015          500
   SBC Communications                5,200          228
   Sprint (FON Group)                7,100          437
   Sprint (PCS Group)*               3,000          165
   US  WEST                          6,050          431
                                                  -----
                                                  2,630
                                                 ------


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)
LARGE CAP VALUE EQUITY FUND (concluded)

                                                 Value
                                      Shares     (000)
--------------------------------------------------------------------------------
Total Common Stocks
   (Cost $15,836)                               $24,781
                                                -------
Cash Equivalents (2.2%)
   Fidelity Colchester Domestic
     Money Market Portfolio,
     Class I                       318,846          319
   SEI Daily Income Trust Prime
     Obligation Fund               237,532          238
                                                -------
Total Cash Equivalents
   (Cost $557)                                      557
                                                -------
Total Investments (100.0%)
   (Cost $16,393)                                25,338
                                                -------
Other Assets and Liabilities, Net (0.0%)             (1)
                                                -------


                                                 Value
                                                 (00)
-------------------------------------------------------------------------------
Net Assets:
   Fund Shares --  Institutional  Class
     (unlimited  authorization  -- $0.01 par
     value) based on 2,672,605 outstanding
     shares of beneficial interest              $14,151
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 114 outstanding shares
     of beneficial interest                           1
   Undistributed net investment income                6
   Accumulated net realized gain
     on investments                               2,234
   Net unrealized appreciation
     on investments                               8,945
                                                -------
Total Net Assets (100.0%)                       $25,337
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class       $9.48
                                                 ======
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                   $9.48
                                                 ======
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

         See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- APRIL 30, 2000 (UNAUDITED)

LARGE CAP GROWTH EQUITY FUND

                                                 Value
                                      Shares     (000)
-------------------------------------------------------------------------------
Common Stocks (96.8%)
Aerospace & Defense (1.2%)
   Boeing                            7,200       $  286
                                                 ------
Beauty Products (2.0%)
   Colgate-Palmolive                 3,600          206
   Gillette                          1,930           71
   Procter & Gamble                  3,040          181
                                                 ------
                                                    458
                                                 ------
Computers & Services (20.3%)
   Cisco Systems*                   20,950        1,452
   Dell Computer*                   14,165          710
   EMC*                              4,610          640
   Gateway*                          4,200          232
   IBM                               7,500          837
   Solectron*                        7,200          337
   Sun Microsystems*                 5,200          478
                                                 ------
                                                  4,686
                                                 ------
Consumer Products (0.5%)
   Pennzoil-Quaker State            10,000          109
                                                 ------
Containers Paper & Plastic (1.0%)
   Sealed Air*                       4,090          227
                                                 ------
Diversified Manufacturing Operations (1.3%)
   Tyco International Limited        6,410          294
                                                 ------
Drugs (12.5%)
   Abbott Laboratories              10,995          423
   Bristol-Myers Squibb              4,915          258
   Eli Lilly                         6,730          520
   Johnson & Johnson                 3,495          288
   Merck                            10,355          720
   Schering Plough                   9,440          381
   Warner Lambert                    2,585          294
                                                 ------
                                                  2,884
                                                 ------
Electrical Services (1.1%)
   AES*                              2,800          252
                                                 ------
Electrical Technology (0.4%)
   Energizer Holdings*               5,980          102
                                                 ------
Entertainment (2.5%)
   Time Warner                       6,380          574
                                                 ------

                                                 Value
                                    Shares       (000)
-------------------------------------------------------------------------------
Financial Services (1.2%)
   MBNA                             10,000       $  266
                                                 ------
Food, Beverage & Tobacco (4.7%)
   Coca-Cola                         6,180          291
   Coca-Cola Enterprises            15,900          339
   Ralston Purina Group             17,940          317
   Unilever NV*                      3,105          141
                                                 ------
                                                  1,088
                                                 ------
Household Products (5.1%)
   General Electric                  7,425        1,168
                                                 ------
Internet Service Providers (1.8%)
   America Online*                   2,150          129
   Yahoo!*                           2,200          287
                                                 ------
                                                    416
                                                 ------
Medical Products & Services (1.9%)
   Guidant*                          3,900          224
   Medtronic                         3,970          206
                                                 ------
                                                    430
                                                 ------
Metals & Mining (0.5%)
   Freeport-McMoran Copper
     & Gold, Cl B*                  12,600          121
                                                 ------
Prepackaging Software (13.0%)
   Adobe Systems                     2,060          249
   BMC Software*                     8,300          389
   Computer Associates International 5,410          302
   Compuware*                        8,900          112
   Microsoft*                       13,065          911
   Oracle Systems*                  11,230          898
   PeopleSoft*                       8,800          123
                                                 ------
                                                  2,984
                                                 ------
Professional Services (0.1%)
   Paychex                             570           30
                                                 ------
Retail (6.6%)
   Best Buy*                         1,400          113
   Gap                                 670           25
   Home Depot                        6,900          387
   Wal-Mart Stores                  17,975          995
                                                 ------
                                                  1,520
                                                 ------


                See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER  FUNDS -- APRIL 30, 2000  (UNAUDITED)

LARGE CAP GROWTH  EQUITY FUND (concluded)

                                                 Value
                                      Shares     (000)
-------------------------------------------------------------------------------
Semi-Conductors/Instruments (8.1%)
   Applied Materials*                1,620       $  165
   Intel                             9,475        1,202
   Texas Instruments                 3,015          491
                                                 ------
                                                  1,858
                                                 ------
Telephones & Telecommunications (11.0%)
   Lucent Technologies              13,965          868
   MCI WorldCom*                     4,500          204
   QUALCOMM*                         2,900          314
   SBC Communications               16,847          738
   Tellabs*                          7,600          417
                                                 ------
                                                  2,541
                                                 ------
Total Common Stocks
   (Cost $19,533)                                22,294
                                                 ------
Cash Equivalents (2.4%)
   Fidelity Colchester Domestic
     Money Market Portfolio,
     Class I                       298,886          299
   SEI Daily Income Trust
     Prime Obligation Fund         243,805          244
                                                 ------
Total Cash Equivalents
   (Cost $543)                                      543
                                                 ------
Total Investments (99.2%)
   (Cost $20,076)                                22,837
                                                 ------
Other Assets and Liabilities, Net (0.8%)            186
                                                 ------

                                                 Value
                                                 (000)
-------------------------------------------------------------------------------
Net Assets:
   Fund Shares --  Institutional  Class
    (unlimited  authorization  -- $0.01 par
     value) based on 2,277,802 outstanding
     shares of beneficial interest              $20,235
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 1,626 outstanding
     shares of beneficial interest                   16
   Accumulated net investment loss                  (21)
   Accumulated net realized gain
     on investments                                  32
   Net unrealized appreciation
     on investments                               2,761
                                                -------
Total Net Assets (100.0%)                       $23,023
                                                =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Class       $10.10
                                                =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Class A                   $10.10
                                                =======

*NON-INCOME PRODUCING SECURITY


    See accompanying notes to financial statements.

STATEMENT OF ASSETS AND  LIABILITIES
CNI CHARTER FUNDS -- AS OF APRIL 30, 2000 (UNAUDITED)

                                                     High Yield
                                                      Bond Fund
                                                        (000)
--------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $6,672)                  $ 6,598
   Cash                                                    177
   Receivable for fund shares sold                       1,005
   Accrued income                                          123
                                                       -------
   Total Assets                                          7,903
                                                       -------
LIABILITIES:
   Investment securities purchased                          99
   Dividend income payable                                   2
   Accrued expenses                                          6
                                                       -------
   Total Liabilities                                       107
                                                       -------
    Net Assets:                                         $7,796
                                                       -------

NET ASSETS:
  Fund Shares -- Institutional  Class  (unlimited
   authorization -- $0.01 par value) based on
   653,954  outstanding  shares of beneficial
   interest                                              6,535
 Fund Shares -- Class A (unlimited authorization --
   $0.01 par value) based on 133,699
   outstanding shares of beneficial interest             1,333
   Undistributed net investment income                       3
   Accumulated net realized loss on investments             (1)
   Net unrealized depreciation on investments              (74)
                                                       -------
TOTAL NET ASSETS                                        $7,796
                                                       =======
 Net Asset Value, Offering and Redemption Price
   Per Share -- Institutional Class                      $9.90
                                                       =======
 Net Asset Value, Offering and Redemption Price
   Per Share -- Class A                                  $9.90
                                                       =======

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

CNI CHARTER FUNDS -- FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED)

                                                                Prime             Government          California
                                                            Money Market         Money Market         Tax Exempt
                                                                 Fund                 Fund         Money Market Fund
                                                                (000)                (000)               (000)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                        $6,676              $46,748              $8,977
                                                               -------              -------             -------
EXPENSES:
   Investment Advisory Fees                                        280                2,083                 746
   Waiver of Investment Advisory Fees                             (114)                (771)               (590)
   Administrative Fees                                             168                  799                 422
   Waiver of Administrative Fees                                    --                 (137)                (53)
   Shareholder Servicing Fees--Institutional Class                 200                    4                   3
   Shareholder Servicing Fees--Class A (1)                         210                5,985               2,072
   Waiver of Shareholder Servicing Fees--Class A                   (79)              (1,716)               (646)
   Shareholder Servicing Fees--Class S (1)                          32                   21                   4
   Waiver of Shareholder Servicing Fees--Class S                    (3)                  (1)                 --
   Custodian Fees                                                   10                   66                  21
   Professional Fees                                                18                  170                  63
   Transfer Agent Fees                                              20                   16                  16
   Printing Fees                                                     9                   16                   6
   Trustee Fees                                                      2                   11                   4
   Registration and Filing Fees                                     18                  253                  99
   Insurance and Other Fees                                          4                   27                  11
   Organizational Fees                                              12                   --                  --
                                                               -------              -------             -------
   Total Expenses                                                  787                6,826               2,178
   Reduction of Expenses (2)                                        (1)                 (16)                (16)
                                                               -------              -------             -------
   Net Expenses                                                    786                6,810               2,162
                                                               -------              -------             -------
NET INVESTMENT INCOME:                                           5,890               39,938               6,815
                                                               -------              -------             -------
   Net Realized Gain From Security Transactions                     --                    1                   3
                                                               -------              -------             -------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                               $5,890              $39,939              $6,818
                                                               =======              =======              ======

(1) Includes class specific distribution expenses.
(2) See note 3.

Amounts designated as "--" are either $0 or have been rounded to $0.

                  See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

CNI CHARTER FUNDS -- FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)

                                                        Corporate       Government       California      High Yield
                                                          Bond             Bond          Tax Exempt         Bond
                                                          Fund             Fund           Bond Fund         Fund
                                                          (000)            (000)            (000)           (000)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                   $ 365           $ 197             $ 188            $168
                                                           -----           -----             -----            -----
EXPENSES:
   Investment Advisory Fees                                   22              14                10              13
   Waiver of Investment Advisory Fees                        (10)            (10)              (10)             (6)
   Administrative Fees                                         8               5                 5               2
   Shareholder Servicing Fees--Institutional Class            13               8                10               4
   Waiver of Shareholder Servicing Fees--
     Institutional Class                                      --              --                (3)             (2)
   Shareholder Servicing Fees--Class A (1)                    --              --                --               1
   Waiver of Shareholder Servicing Fees--Class A              --              --                --              --
   Custodian Fees                                              1              --                 1              --
   Professional Fees                                           1              --                 1              --
   Transfer Agent Fees                                         4               4                 4               4
   Printing Fees                                              --              --                --              --
   Trustee Fees                                               --              --                --              --
   Registration and Filing Fees                                2               1                 1               1
   Insurance and Other Fees                                   --              --                --              --
                                                           -----           -----             -----           -----
   Net Expenses                                               41              22                19              17
                                                           -----           -----             -----           -----
NET INVESTMENT INCOME:                                       324             175               169             151
                                                           -----           -----             -----           -----
   Net Realized Loss From Security Transactions               --            (119)              (19)             (1)
   Net Change in Unrealized Appreciation
          (Depreciation) on Investments                     (109)             84                50             (74)
                                                           -----           -----             -----           -----
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                          $ 215           $ 140             $ 200           $  76
                                                           =====           =====             =====           =====



(1) Includes class specific distribution expenses.
    Amounts designated as "--" are either $0 or have been rounded to $0.

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

CNI CHARTER FUNDS -- FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)

                                                    Large Cap          Large Cap
                                                  Value Equity     Growth Equity
                                                      Fund               Fund
                                                      (000)              (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend                                            $   129               $ 44
                                                    -------               -----
EXPENSES:
   Investment Advisory Fees                              44                 40
   Waiver of Investment Advisory Fees                   (10)                (8)
   Administrative Fees                                   11                  9
   Shareholder Servicing Fees--
     Institutional Class                                 18                 16
   Shareholder Servicing Fees--Class A (1)               --                 --
   Custodian Fees                                         1                  1
   Professional Fees                                      1                  1
   Transfer Agent Fees                                    4                  4
   Printing Fees                                         --                 --
   Trustee Fees                                          --                 --
   Registration and Filing Fees                           2                  2
   Insurance and Other Fees                              --                 --
                                                    -------               ----
   Net Expenses                                          71                 65
                                                    -------               ----
NET INVESTMENT INCOME (LOSS):                            58                (21)
                                                    -------               ----
   Net Realized Gain From Security Transactions       2,234                 32
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                   (3,632)               244
                                                    -------               ----
NET INCREASE (DECREASE) IN NET ASSETS

  FROM OPERATIONS                                   $(1,340)              $255
                                                    =======               ====

(1) Includes class specific  distribution  expenses.
Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------


                        See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

CNI CHARTER FUNDS -- FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 1999.
                                                      11/1/99 TO     11/1/98 TO
                                                        4/30/00       10/31/99
PRIME MONEY MARKET FUND                                  (000)          (000)
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                 $  5,890     $   6,502
   Net Realized Loss from Security Transactions                --            --
                                                         --------     ---------
     Net Increase in Net Assets Resulting
       from Operations                                      5,890         6,502
                                                         --------     ---------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                     (4,234)       (6,496)
   Class A                                                 (1,445)           (3)
   Class S                                                   (213)           --
                                                         --------     ---------
     Total Dividends Distributed                           (5,892)       (6,499)
                                                         --------     ---------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Institutional Class:
   Shares Issued                                          551,048       349,856
   Shares Issued in Lieu of Cash Distributions                  3             5
   Shares Redeemed                                       (462,715)     (345,633)
                                                         --------     ---------
     Increase in Net Assets From Institutional
       Class Share Transactions                            88,336         4,228
                                                         --------     ---------
   Class A:
   Shares Issued                                          323,359         5,584
   Shares Issued in Lieu of Cash Distributions                422            --
   Shares Redeemed                                       (177,969)         (642)
                                                         --------     ---------
     Increase in Net Assets From Class A
        Share Transactions                                145,812         4,942
                                                         --------     ---------
   Class S:
   Shares Issued                                           50,967           562
   Shares Issued in Lieu of Cash Distributions                 --            --
   Shares Redeemed                                        (20,067)           --
                                                         --------     ---------
     Increase in Net Assets From Class S
       Share Transactions                                  30,900           562
                                                         --------     ---------
Net Increase in Net Assets From Share
   Transactions                                           265,048         9,732
                                                         --------     ---------
Total Increase in Net Assets                              265,046         9,735
                                                         --------     ---------
NET ASSETS:
   Beginning of Period                                    143,163       133,428
                                                         --------     ---------
   End of Period                                         $408,209      $143,163
                                                         ========     =========
Amounts designated as "--" are either $0 or have been rounded to $0.


     See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS

CNI CHARTER FUNDS -- FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 1999.
                                                                                  11/1/99 TO              6/21/99(1) TO
                                                                                    4/30/00                 10/31/99
GOVERNMENT MONEY MARKET FUND                                                         (000)                    (000)
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                          $   39,938             $    21,229
   Net Realized Gain from Security Transactions                                            1                      --
                                                                                  ----------             -----------
     Net Increase in Net Assets Resulting from Operations                             39,939                  21,229
                                                                                  ----------             -----------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                                                   (85)                     --
   Class A                                                                           (39,707)                (21,228)
   Class S                                                                              (140)                     (1)
                                                                                  ----------             -----------
     Total Dividends Distributed                                                     (39,932)                (21,229)
                                                                                  ----------             -----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Institutional Class:
   Shares Issued                                                                      23,770                      --
   Shares Issued in Lieu of Cash Distributions                                            --                      --
   Shares Redeemed                                                                    (2,927)                     --
                                                                                  ----------             -----------
     Increase in Net Assets From Institutional Class Share Transactions               20,843                      --
                                                                                  ----------             -----------
   Class A:
   Shares Issued                                                                   2,227,349               2,596,166
   Shares Issued in Lieu of Cash Distributions                                        27,126                  14,931
   Shares Redeemed                                                                (2,017,057)             (1,098,960)
                                                                                  ----------             -----------
     Increase in Net Assets From Class A Share Transactions                          237,418               1,512,137
                                                                                  ----------             -----------
   Class S:
   Shares Issued                                                                      39,967                     911
   Shares Issued in Lieu of Cash Distributions                                            --                      --
   Shares Redeemed                                                                   (16,772)                     --
                                                                                  ----------             -----------
     Increase in Net Assets From Class S Share Transactions                           23,195                     911
                                                                                  ----------             -----------
Net Increase in Net Assets From Share Transactions                                   281,456               1,513,048
                                                                                  ----------             -----------
Total Increase in Net Assets                                                         281,463               1,513,048
                                                                                  ----------             -----------
NET ASSETS:
   Beginning of Period                                                             1,513,048                      --
                                                                                  ----------             -----------
   End of Period                                                                  $1,794,511             $ 1,513,048
                                                                                  ==========             ===========

(1) Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

     See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

CNI CHARTER FUNDS -- FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 1999.
                                                                                  11/1/99 TO              6/21/99(1) TO
                                                                                    4/30/00                 10/31/99
CALIFORNIA TAX EXEMPT MONEY MARKET FUND                                              (000)                    (000)
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                           $   6,815              $    4,089
   Net Realized Gain (Loss) from Security Transactions                                     3                      (1)
                                                                                   ---------              ----------
     Net Increase in Net Assets Resulting from Operations                              6,818                   4,088
                                                                                   ---------              ----------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                                                   (35)                     --
   Class A                                                                            (6,778)                 (4,083)
   Class S                                                                               (12)                     --
                                                                                   ---------              ----------
     Total Dividends Distributed                                                      (6,825)                 (4,083)
                                                                                   ---------              ----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Institutional Class:
   Shares Issued                                                                      45,990                      --
   Shares Issued in Lieu of Cash Distributions                                            --                      --
   Shares Redeemed                                                                   (32,161)                     --
                                                                                   ---------              ----------
     Increase in Net Assets From Institutional Class Share Transactions               13,829                      --
                                                                                   ---------              ----------
   Class A:
   Shares Issued                                                                     633,446               1,098,793
   Shares Issued in Lieu of Cash Distributions                                         4,935                   2,980
   Shares Redeemed                                                                  (660,294)               (568,534)
                                                                                   ---------              ----------
     Increase (Decrease) in Net Assets From Class A Share Transactions               (21,913)                533,239
                                                                                   ---------              ----------
   Class S:
   Shares Issued                                                                      13,158                      --
   Shares Issued in Lieu of Cash Distributions                                            --                      --
   Shares Redeemed                                                                   (10,880)                     --
                                                                                   ---------              ----------
     Increase in Net Assets From Class S Share Transactions                            2,278                      --
                                                                                   ---------              ----------
Net Increase (Decrease) in Net Assets From Share Transactions                         (5,806)                533,239
                                                                                   ---------              ----------
Total Increase (Decrease) in Net Assets                                               (5,813)                533,244
                                                                                   ---------              ----------
NET ASSETS:
   Beginning of Period                                                               533,244                      --
                                                                                   ---------              ----------
   End of Period                                                                   $ 527,431              $  533,244
                                                                                   =========              ==========

(1)  Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

     See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

CNI CHARTER FUNDS -- FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)

                                                            1/14/00(1) TO
                                                               4/30/00
CORPORATE BOND FUND                                             (000)
-----------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                        $  324
   Net Realized Loss from Security Transactions                     --
   Net Change in Unrealized Depreciation on Investments           (109)
                                                                ------
     Net Increase in Net Assets Resulting from Operations          215
                                                                ------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                            (324)
   Class A                                                          --
                                                               -------
     Total Dividends Distributed                                  (324)
                                                               -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Proceeds from Shares Issued                                   3,637
   Proceeds from In-Kind Transaction (note 7)                   18,018
   Reinvestment of Distributions                                    54
   Cost of Shares Redeemed                                      (1,507)
                                                               -------
     Increase in Net Assets From Institutional Class
        Share Transactions                                      20,202
                                                               -------
   Class A:
   Proceeds from Shares Issued                                       1
   Reinvestment of Distributions                                    --
   Cost of Shares Redeemed                                          --
                                                               -------
     Increase in Net Assets From Class A Share
        Transactions                                                 1
                                                               -------
Net Increase in Net Assets From Share Transactions              20,203
                                                               -------
Total Increase in Net Assets                                    20,094
                                                               -------
NET ASSETS:
   Beginning of Period                                              --
                                                               -------
   End of Period                                               $20,094
                                                               =======
   Institutional Class:
   Shares Issued                                                   364
   Shares Issued in Connection With In-Kind
     Transactions (note 7)                                       1,802
   Shares Issued in Lieu of Cash Distribution                        5
   Shares Redeemed                                                (150)
                                                               -------
     Total Institutional Class Transactions                      2,021
                                                               -------
   Class A:
   Shares Issued                                                    --
   Shares Issued in Lieu of Cash Distribution                       --
   Shares Redeemed                                                  --
                                                               -------
     Total Class A Transactions                                     --
                                                               -------
     Net Increase in Net Assets Derived from
       Capital Share Transactions                                2,021
                                                               =======
(1)  Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

     See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

CNI CHARTER FUNDS -- FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)

                                                              1/14/00(1) TO
                                                                 4/30/00
GOVERNMENT BOND FUND                                              (000)
-------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                        $    175
   Net Realized Loss from Security Transactions                     (119)
   Net Change in Unrealized Appreciation on Investments               84
                                                                --------
     Net Increase in Net Assets Resulting from Operations            140
                                                                --------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                              (174)
   Class A                                                            --
                                                                --------
     Total Dividends Distributed                                    (174)
                                                                --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Proceeds From Shares Issued                                     1,183
   Proceeds from In-Kind Transaction (note 7)                     13,321
   Reinvestment of Distributions                                       8
   Cost of Shares Redeemed                                        (3,845)
                                                                --------
     Increase in Net Assets From Institutional
        Class Share Transactions                                  10,667
                                                                --------
   Class A:
   Proceeds From Shares Issued                                         1
   Reinvestment of  Distributions                                     --
   Cost of Shares Redeemed                                            --
                                                                --------
     Increase in Net Assets From Class A
       Share Transactions                                              1
                                                                --------
Net Increase in Net Assets From Share Transactions                10,668
                                                                --------
Total Increase in Net Assets                                      10,634
                                                                --------
NET ASSETS:
   Beginning of Period                                                --
                                                                --------
   End of Period                                                 $10,634
                                                                ========
   Institutional Class:
   Shares Issued                                                     118
   Shares Issued in Connection With In-Kind
     Transactions (note 7)                                         1,332
   Shares Issued in Lieu of Cash Distribution                          1
   Shares Redeemed                                                  (386)
                                                                --------
     Total Institutional Class Transactions                        1,065
                                                                --------
   Class A:
   Shares Issued                                                      --
   Shares Issued in Lieu of Cash Distribution                         --
   Shares Redeemed                                                    --
                                                                --------
     Total Class A Transactions                                       --
                                                                --------
     Net Increase in Net Assets Derived from
        Capital Share Transactions                                 1,065
                                                                ========
(1)  Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

          See accompanying notes to financial statements.
                                                              39

STATEMENT OF CHANGES IN NET ASSETS

CNI CHARTER FUNDS -- FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)

                                                             1/14/00(1) TO
                                                                4/30/00
CALIFORNIA TAX EXEMPT BOND FUND                                  (000)
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $   169
   Net Realized Loss from Security Transactions                      (19)
   Net Change in Unrealized Appreciation on Investments               50
                                                                 -------
     Net Increase in Net Assets Resulting from Operations            200
                                                                 -------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                              (167)
   Class A                                                            --
                                                                 -------
     Total Dividends Distributed                                    (167)
                                                                 -------
CAPITAL SHARE TRANSACTIONS
   Institutional Class:
   Proceeds from Shares Issued                                       953
   Proceeds from In-Kind Transaction (note 7)                     13,419
   Reinvestment of Distributions                                      --
   Cost of Shares Redeemed                                        (1,763)
                                                                 -------
     Increase in Net Assets From Institutional Class
        Share Transactions                                        12,609
                                                                 -------
   Class A:
   Proceeds from Shares Issued                                         1
   Reinvestment of Distributions                                      --
   Cost of Shares Redeemed                                            --
                                                                 -------
     Increase in Net Assets From Class A Share
        Transactions                                                   1
                                                                 -------
Net Increase in Net Assets From Share Transactions                12,610
                                                                 -------
Total Increase in Net Assets                                      12,643
                                                                 -------
NET ASSETS:
   Beginning of Period                                                --
                                                                 -------
   End of Period                                                 $12,643
                                                                 =======
   Institutional Class:
   Shares Issued                                                      95
   Shares Issued in Connection With In-Kind
       Transactions (note 7)                                       1,342
   Shares Issued in Lieu of Cash Distribution                         --
   Shares Redeemed                                                  (175)
                                                                 -------
     Total Institutional Class Transactions                        1,262
                                                                 -------
   Class A:
   Shares Issued                                                      --
   Shares Issued in Lieu of Cash Distribution                         --
   Shares Redeemed                                                    --
                                                                 -------
     Total Class A Transactions                                       --
                                                                 -------
     Net Increase in Net Assets Derived from Capital
        Share Transactions                                         1,262
                                                                 =======

(1)  Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

     See accompanying notes to financial statements.
                                                              40

STATEMENT OF CHANGES IN NET ASSETS

CNI CHARTER FUNDS -- FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)

                                                           1/14/00(1) TO
                                                              4/30/00
HIGH YIELD BOND FUND                                           (000)
---------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                          $  151
   Net Realized Loss from Security Transactions                       (1)
   Net Change in Unrealized Depreciation on Investments              (74)
                                                                  ------
     Net Increase in Net Assets Resulting from Operations             76
                                                                  ------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                              (133)
   Class A                                                           (15)
                                                                  ------
     Total Dividends Distributed                                    (148)
                                                                  ------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Proceeds from Shares Issued                                     6,410
   Reinvestment of Distributions                                     130
   Cost of Shares Redeemed                                            (5)
                                                                  ------
     Increase in Net Assets From Institutional Class
         Share Transactions                                        6,535
                                                                  ------
   Class A:
   Proceeds from Shares Issued                                     1,318
   Reinvestment of Distributions                                      15
   Cost of Shares Redeemed                                            --
                                                                  ------
     Increase in Net Assets From Class A Share Transactions        1,333
                                                                  ------
Net Increase in Net Assets From Share Transactions                 7,868
                                                                  ------
Total Increase in Net Assets                                       7,796
                                                                  ------
NET ASSETS:
   Beginning of Period                                                --
                                                                  ------
   End Of Period                                                  $7,796
                                                                  ======
   Institutional Class:
   Shares Issued                                                     642
   Shares Issued in Lieu of Cash Distribution                         13
   Shares Redeemed                                                    (1)
                                                                  ------
     Total Institutional Class Transactions                          654
                                                                  ------
   Class A
   Shares Issued                                                     132
   Shares Issued in Lieu of Cash Distribution                          2
   Shares Redeemed                                                    --
                                                                  ------
     Total Class A Transactions                                      134
                                                                  ------
     Net Increase in Net Assets Derived from Capital
       Share Transactions                                            788
                                                                  ======
(1)  Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

     See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

CNI CHARTER FUNDS -- FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)
                                                              1/14/00(1) TO
                                                                4/30/00
LARGE CAP VALUE EQUITY FUND                                      (000)
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $    58
   Net Realized Gain from Security Transactions                    2,234
   Net Change in Unrealized Depreciation on Investments           (3,632)
                                                                 -------
     Net Decrease in Net Assets Resulting from Operations         (1,340)
                                                                 -------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                               (52)
   Class A                                                            --
                                                                 -------
     Total Dividends Distributed                                     (52)
                                                                 -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Proceeds from Shares Issued                                     1,442
   Proceeds from In-Kind Transaction (note 7)                     27,331
   Reinvestment of Distributions                                       7
   Cost of Shares Redeemed                                        (2,052)
                                                                 -------
     Increase in Net Assets From Institutional
        Class Share Transactions                                  26,728
                                                                 -------
   Class A:
   Proceeds from Shares Issued                                         1
   Reinvestment of Distributions                                      --
   Cost of Shares Redeemed                                            --
                                                                 -------
     Increase in Net Assets From Class A
        Share Transactions                                             1
                                                                 -------
Net Increase in Net Assets From Share Transactions                26,729
                                                                 -------
Total Increase in Net Assets                                      25,337
                                                                 -------
NET ASSETS:
   Beginning of Period                                                --
                                                                 -------
   End of Period                                                 $25,337
                                                                 =======
   Institutional Class:
   Shares Issued                                                     156
   Shares Issued in Connection With In-Kind
       Transactions (note 7)                                       2,733
   Shares Issued in Lieu of Cash Distribution                          1
   Shares Redeemed                                                  (217)
                                                                 -------
     Total Institutional Class Transactions                        2,673
                                                                 -------
   Class A
   Shares Issued                                                      --
   Shares Issued in Lieu of Cash Distribution                         --
   Shares Redeemed                                                    --
                                                                 -------
     Total Class A Transactions                                       --
                                                                 -------
     Net Increase in Net Assets Derived from
        Capital Share Transactions                                 2,673
                                                                 =======


(1)  Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

   See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

CNI CHARTER FUNDS -- FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)
                                                              1/14/00(1) TO
                                                                  4/30/00
LARGE CAP GROWTH EQUITY FUND                                       (000)
---------------------------------------------------------------------------
OPERATIONS:
   Net Investment Loss                                           $   (21)
   Net Realized Gain from Security Transactions                       32
   Net Change in Unrealized Appreciation on Investments              244
                                                                 -------
     Net Increase in Net Assets Resulting from Operations            255
                                                                 -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Proceeds from Shares Issued                                     2,852
   Proceeds from In-Kind Transaction (note 7)                     21,323
   Reinvestment of Distributions                                      --
   Cost of Shares Redeemed                                        (1,423)
                                                                 -------
     Increase in Net Assets From Institutional
        Class Share Transactions                                  22,752
                                                                --------
   Class A
   Proceeds from Shares Issued                                        16
   Reinvestment of Distributions                                      --
   Cost of Shares Redeemed                                            --
                                                                 -------
     Increase in Net Assets From Class A Share Transactions           16
                                                                 -------
Net Increase in Net Assets From Share Transactions                22,768
                                                                 -------
Total Increase in Net Assets                                      23,023
                                                                 -------
NET ASSETS:
   Beginning of Period                                                --
                                                                 -------
   END OF PERIOD                                                 $23,023
                                                                 =======
   Institutional Class:
   Shares Issued                                                     290
   Shares Issued in Connection With In-Kind
       Transactions (note 7)                                       2,132
   Shares Issued in Lieu of Cash Distribution                         --
   Shares Redeemed                                                  (145)
                                                                 -------
     Total Institutional Class Transactions                        2,277
                                                                 -------
   Class A:
   Shares Issued                                                       2
   Shares Issued in Lieu of Cash Distribution                         --
   Shares Redeemed                                                    --
                                                                 -------
     Total Class A Transactions                                        2
                                                                 -------
     Net Increase in Net Assets Derived from Capital
        Share Transactions                                         2,279
                                                                 =======

(1)  Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

          See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

CNI CHARTER FUNDS -- FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED) AND THE PERIODS ENDED OCTOBER 31, FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                      RATIO
                      NET                               NET                 NET                      RATIO         OF EXPENSES
                     ASSET               DISTRIBUTIONS  ASSET              ASSETS        RATIO       OF NET        TO AVERAGE
                     VALUE        NET      FROM NET     VALUE               END      OF EXPENSES     INCOME        NET ASSETS
                   BEGINNING  INVESTMENT  INVESTMENT     END      TOTAL   OF PERIOD   TO AVERAGE    TO AVERAGE     (EXCLUDING
                   OF PERIOD    INCOME      INCOME    OF PERIOD  RETURN    (000)    NET ASSETS(10) NET ASSETS(10)  WAIVERS)(10)
                  ----------  -----------  ---------------------- ------  ---------  ---------------------------------------------
Prime Money Market Fund
   Institutional Class
     2000            $1.00       0.026      (0.026)     $1.00    2.65%   $  225,996      0.63%         5.29%            0.72%
     1999             1.00       0.045      (0.045)      1.00    4.61       137,659      0.63          4.51             0.79
     1998(1)          1.00       0.029      (0.029)      1.00    3.11       133,428      0.63          4.99             0.78
   Class A
     2000            $1.00       0.025      (0.025)     $1.00    2.54%   $  150,751      0.85%         5.15%            1.22%
     1999(2)          1.00       0.002      (0.002)      1.00    0.18         4,942      0.85          4.62             1.30
   Class S
     2000            $1.00       0.024      (0.024)     $1.00    2.44%   $   31,462      1.05%         4.98%            1.22%
     1999(3)          1.00       0.001      (0.001)      1.00    0.07           562      1.05          4.42             1.30

Government Money Market Fund
   Institutional Class
     2000(4)         $1.00       0.004      (0.004)     $1.00    0.40%   $   20,843      0.63%         5.43%            0.66%
   Class A
     2000            $1.00       0.025      (0.025)     $1.00    2.50%   $1,749,562      0.85%         4.98%            1.18%
     1999(5)          1.00       0.016      (0.016)      1.00    1.58     1,512,137      0.85          4.33             1.15
   Class S
     2000            $1.00       0.024      (0.024)     $1.00    2.40%   $   24,106      1.05%         4.89%            1.18%
     1999(6)          1.00       0.003      (0.003)      1.00    0.30           911      1.05          4.30             1.15

California Tax Exempt Money Market Fund
   Institutional Class
     2000(7)         $1.00       0.002      (0.002)     $1.00    0.23%   $   13,829      0.55%         2.96%            0.73%
   Class A
     2000            $1.00       0.012      (0.012)     $1.00    1.23%   $  511,324      0.78%         2.45%            1.24%
     1999(8)          1.00       0.008      (0.008)      1.00    0.79       533,244      0.78          2.17             1.21
   Class S
     2000(9)         $1.00       0.011      (0.011)     $1.00    1.05%   $    2,278      0.98%         2.40%            1.24%

(1) Prime Money Market Fund Institutional Class shares commenced operations on March 23, 1998.
(2) Prime Money Market Fund Class A shares commenced operations on October 18, 1999.
(3) Prime Money Market Fund Class S shares commenced operations on October 26, 1999.
(4) Government Money Market Fund Institutional Class shares commenced operations on April 3, 2000.
(5) Government Money Market Fund Class A shares commenced operations on June 21, 1999.
(6) Government Money Market Fund Class S shares commenced operations on October 6, 1999.
(7) California Tax Exempt Money Market Fund Institutional Class shares commenced operations on April 3, 2000.
(8) California Tax Exempt Money Market Fund Class A shares commenced operations on June 21, 1999.
(9) California Tax Exempt Money Market Fund Class S shares
    commenced operations on November 12, 1999.
(10)Annualized.

     See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

CNI CHARTER FUNDS -- FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED) FOR A SHARE
OUTSTANDING THROUGHOUT EACH PERIOD

                                        NET                                                                     RATIO
                   NET              REALIZED AND                NET             NET                 RATIO    OF EXPENSES
                  ASSET              UNREALIZED DISTRIBUTIONS  ASSET           ASSETS    RATIO      OF NET    TO AVERAGE    PORT-
                  VALUE      NET   GAINS/(LOSSES  FROM NET     VALUE           END OF  OF EXPENSES INCOME      NET ASSETS   FOLIO
                BEGINNING INVESTMENT    ON       INVESTMENT     END    TOTAL   PERIOD  TO AVERAGE  TO AVERAGE  (EXCLUDING  TURNOVER
                OF PERIOD  INCOME   SECURITIES    INCOME    OF PERIOD RETURN   (000)  NET ASSETS(9) NET ASSETS(9) WAIVERS)(9) RATE
                ---------- -------- -----------  ---------- --------- ------   ------ ------------- ------------- ---------- -------
Corporate Bond Fund
   Institutional Class
     2000(1)    $10.00      0.17      (0.06)       (0.17)    $ 9.94   1.11%   $20,093     0.75%      5.98%        0.93%      6%
   Class A
     2000(2)    $10.06      0.03      (0.11)       (0.03)    $ 9.95  (0.80%)  $     1     1.00%      5.73%        1.18%      6%
Government Bond Fund
   Institutional Class
     2000(3)    $10.00      0.16      (0.01)       (0.16)    $ 9.99   1.46%   $10,633     0.70%      5.45%        1.01%      3%
   Class A
     2000(4)    $10.06      0.03      (0.07)       (0.03)    $ 9.99  (0.41%)  $     1     0.95%      5.20%        1.26%      3%
California Tax Exempt Bond Fund
   Institutional Class
     2000(5)    $10.00      0.13       0.02        (0.13)    $10.02   1.45%   $12,642     0.50%      4.43%        0.83%     15%
   Class A
     2000(6)    $10.10      0.02      (0.08)       (0.02)    $10.02  (0.62%)  $     1     0.75%      4.18%        1.08%     15%
High Yield Bond Fund
   Institutional Class
     2000(7)    $10.00      0.25      (0.10)       (0.25)    $ 9.90   1.47%   $ 6,472     1.00%      8.88%        1.47%      1%
   Class A
     2000(8)    $10.00      0.24      (0.10)       (0.24)    $ 9.90   1.35%   $ 1,324     1.30%      9.23%        1.77%      1%

(1) Corporate Bond Fund Institutional Class shares commenced operations on January 14, 2000.
(2) Corporate Bond Fund Class A shares  commenced  operations on April 14, 2000.
(3) Government  Bond Fund  Institutional  Class shares  commenced  operations on January 14, 2000.
(4) Government Bond Fund Class A shares  commenced  operations on April 14, 2000.
(5) California  Tax Exempt Bond  Institutional  Class shares commenced  operations on January 14, 2000.
(6) California Tax Exempt Bond Fund Class A shares commenced  operations on April 14, 2000.
(7) High Yield Bond Fund Institutional  Class shares  commenced  operations on January 14, 2000.
(8) High Yield Bond Fund Class A shares commenced operations on January 14, 2000.
(9) Annualized.

     See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

CNI CHARTER FUNDS -- FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET                                                                          RATIO
                NET             REALIZED AND                 NET                 NET                   RATIO    OF EXPENSES
               ASSET      NET    UNREALIZED   DISTRIBUTIONS  ASSET              ASSETS     RATIO       OF NET    TO AVERAGE   PORT-
               VALUE   INVESTMENT GAINS/(LOSSES) FROM NET    VALUE                END   OF EXPENSES   INCOME     NET ASSETS   FOLIO
             BEGINNING  INCOME/     ON        INVESTMENT      END       TOTAL  OF PERIOD TO AVERAGE   TO AVERAGE (EXCLUDING TURNOVER
             OF PERIOD  (LOSS)  SECURITIES      INCOME     OF PERIOD   RETURN   (000)   NET ASSETS(5) NET ASSET(5) WAIVERS(5) RATE
            ------------------- ------------- ------------ ---------   ------  --------- -------------------------------------------
Large Cap Value Equity Fund
   Institutional Class
     2000(1)   $10.00   0.02     (0.52)        (0.02)       $ 9.48     (5.01%)  $25,336      1.00%      0.82%       1.14%      17%
   Class A
     2000(2)   $ 9.55     --     (0.07)           --        $ 9.48     (0.73%)  $     1      1.25%     (0.15%)      1.39%      17%

Large Cap Growth Equity Fund
   Institutional Class
     2000(3)   $10.00  (0.01)     0.11            --        $10.10      1.00%   $23,007      1.05%     (0.33%)      1.18%      28%
   Class A
     2000(4)   $10.70     --     (0.60)           --        $10.10     (5.61%)  $    16      1.30%     (0.09%)      1.43%      28%

(1) Large Cap Value Equity Fund Institutional Class shares commenced operations on January 14, 2000.
(2) Large Cap Value Equity Fund Class A shares commenced operations on April 13, 2000.
(3) Large Cap Growth Equity Fund Institutional Class shares commenced operations on January 14, 2000.
(4) Large Cap Growth Equity Fund Class A shares commenced operations on March 28, 2000.
(5) Annualized.


     See accompanying notes to financial statements.
                                                              46

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2000 (UNAUDITED)

1. ORGANIZATION:

The CNI Charter Funds, a Delaware trust (the "Trust"), formerly named the Berkeley Money Market Funds, is registered under the Investment Company Act of 1940, as an open-end management investment company. The financial statements included herein are those of the CNI Charter Funds: Prime Money Market Fund (formerly known as the Money Market Fund), Government Money Market Fund (formerly known as the Government Fund), California Tax Exempt Money Market Fund (formerly known as the California Tax Exempt Fund) (collectively the "Money Market Funds"), Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund, (collectively the "Fixed Income Funds"), Large Cap Value Equity Fund and Large Cap Growth Equity Fund (collectively the "Equity Funds") (each a "Fund", collectively, the "Funds"). The trust's current sponsor, City National Bank, acquired the Trust's former sponsor, North American Trust Company, on December 31, 1998. Following the acquisition, the Trust's name was changed to the CNI Charter Funds. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     Investment securities of the Fixed Income and Equity Funds, which are listed on a securities exchange for which market quotations are available, are valued by independent pricing services at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities are valued at the mean between last available bid and ask price. Unlisted securities (of which there were none on April 30, 2000) for which market quotations are not readily available are valued at fair value as determined in good faith byor under the direction of the Trust's Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to matu-

APRIL 30, 2000 (UNAUDITED)

     rity using the scientific interest method, which approximates the effective interest method. For securities sold, realized gains or losses are determined on the basis of the identified cost of the securities delivered.

     CLASSES -- Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly for the Money Market and Fixed Income Funds. Distributions from net investment income are declared and paid quarterly for the Equity Funds. Any net realized capital gains are distributed to shareholders at least annually. Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended October 31, 1999:

                                                         Undistributed
                                       Accumulated       Net Investment
                    Paid-in-Capital   Realized Gain         Income
         Funds          (000)           (000)               (000)
     -----------    ----------------  --------------    ------------------
     Prime Money
     Market Fund       $(33)            $--                   $33

     ORGANIZATIONAL COSTS -- Organizational costs of the Prime Money Market Fund have been capitalized and are being amortized over a period of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     USE OF ESTIMATES -- The preparation of financial statements, in conformity with gener- ally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

APRIL 30, 2000 (UNAUDITED)

3. SERVICE AGREEMENTS:

Prior to April 1, 1999, Firstar Mutual Fund Services, LLC served as Administrator, Shareholder Servicing Agent and Transfer Agent of the Fund. Effective April 1, 1999, SEI Investments Mutual Funds Services assumed the role of Administrator whereby they provide administrative services at an annual rate of 0.15% of the average daily net assets of the Prime Money Market Fund, 0.101% of the average daily net assets of the Government Money Market Fund, 0.155% of the daily net assets of the California Tax Exempt Money Market Fund, and 0.075% of the daily net assets of the Fixed Income and Equity Funds, subject to a minimum annual fee of $90,000 for the Prime Money Market Fund. As of the same date, SEI Investments Fund Management assumed the role of Transfer Agent whereby they provide services at an annual rate of $15,000 per fund. SEI Investments Fund Management has agreed to absorb certain transfer agency related expenses on behalf of the Fund.

On April 1, 1999, First Union National Bank assumed the role of Custodian for the Fund from Firstar Bank Milwaukee, N.A. Fees of the Custodian are being paid on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Prior to April 1, 1999, Berkeley Capital Management ("BCM") served as the Investment Adviser for the Prime Money Market Fund whereby they received fees at an annual rate of 0.25% of the average daily net assets of the Fund. Following the acquisition of North American Trust Company, City National Bank ("CNB") assumed the role of Investment Adviser. Under the terms of the agreements, CNB receives an annual fee equal to 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund, 0.40% of the daily average net assets of the Corporate Bond Fund, 0.43% of the daily average net assets of the Government Bond Fund, 0.27% of the daily average net assets of the California Tax Exempt Bond Fund, 0.75% of the daily net assets of the High Yield Bond Fund, 0.62% of the daily average net assets of the Large Cap Value Equity Fund and 0.65% of the daily average net assets of the Large Cap Growth Equity Fund. As of April 30, 2000, the Prime Money Market, Government Money Market, California Tax Exempt Money Market, Corporate Bond, Government Bond, California Tax Exempt Bond, High Yield Bond, Large Cap Value Equity and Large Cap Growth Equity Funds had investment advisory fees payable, net of waivers, to CNB in the amount of $459,417.

APRIL 30, 2000 (UNAUDITED)

CNB serves as the Sub-Administrator for the Fixed Income and Equity Funds, whereby they provide Administrative services at an annual rate of 0.075% of the average daily net assets. As of April 30, 2000, the Funds had sub-administrative fees payable to CNB in the amount of $6,025.

Wellington Management Company, LLP ("Wellington Management") acts as the Investment Sub- Adviser on behalf of the Government Money Market Fund.

Weiss, Peck, &Greer, L.L.C. ("WP&G") acts as the Investment Sub-Adviser on behalf of the California Tax Exempt Money Market Fund.

Credit Suisse Asset Management, L.L.C. ("CSAM") acts as the Investment Sub-Adviser on behalf of the High Yield Bond Fund.

In their role as Investment Adviser, CNB has contractually agreed to limit their fees or reimburse the expenses of the Institutional Class shares of the Prime Money Market Fund to the same contractual limit as was provided by BCM, the Fund's previous Investment Adviser. CNB may remove this limit at any time after March 31, 2001, and under certain conditions may recoup the expenses it has reimbursed or absorbed within three years after they occur if such repayments can be achieved within the Fund's then current expense limit. For the Government Money Market, California Tax Exempt Money Market, Corporate Bond, Government Bond, California Tax Exempt Bond, High Yield Bond, Large Cap Value Equity and Large Cap Growth Equity Funds and all other classes of the Prime Money Market Fund, CNB has voluntarily agreed to limit their fees or reimburse the expenses to the extent necessary to keep the operating expenses at or below certain percentages of the respective average daily net assets. The contractual and voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:

                       Prime                           California
                       Money         Government        Tax Exempt
                      Market        Money Market      Money Market
                       Fund             Fund              Fund
                  --------------   -------------      -------------
Institutional Class   0.63%             0.63%             0.55%
Class A               0.85%             0.85%             0.78%
Class S               1.05%             1.05%             0.98%

                                                  California                    Large Cap     Large Cap
                     Corporate   Government       Tax Exempt     High Yield       Value        Growth
                       Bond         Bond             Bond           Bond         Equity        Equity
                       Fund         Fund             Fund           Fund          Fund          Fund
                 ------------- ------------     ------------    -----------   ------------   ----------
Institutional
   Class               0.75%        0.70%            0.50%          1.00%         1.00%         1.05%
Class A                1.00%        0.95%            0.75%          1.30%         1.25%         1.30%

APRIL 30, 2000 (UNAUDITED)

Effective April 1, 1999, the Trust entered into Shareholder Services Agreements (the "Agreements") with CNB whereby CNB receives shareholder service fees at an annual rate of 0.25% of the average daily net assets of the Funds. As of April 30, 2000, the Prime Money Market, Government Money Market, California Tax Exempt Money Market, Corporate Bond, Government Bond, California Tax Exempt Bond, High Yield Bond, Large Cap Value Equity and Large Cap Growth Equity Funds had shareholder services fees payable, net of waivers, to CNB in the amount of $416,214.

The Trust and the Distributor, SEI Investments Distribution Company ("SIDCO"), entered into Distribution Agreements dated April 8, 1999. The distributor receives no fees for its distribution services under these agreements.

The Funds have adopted Distribution Plans ("the Plans") relating to the Class A and S shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plans provide for payment of fees to the Distributor at an annual rate of 0.50% of the average daily net assets of the Class A and S shares of the Money Market Funds and 0.25% of the average daily net assets of the Class A shares of the Fixed Income and Equity Funds, with exception of the High Yield Bond Fund which is 0.30%. Such fees are then used to compensate broker-dealers and service providers that provide distribution- related services to Class A and Class S shareholders. As of April 30, 2000, the Prime Money Market, Government Money
Market, California Tax Exempt Money Market, Corporate Bond, Government Bond, California Tax Exempt Bond, High Yield Bond, Large Cap Value Equity and Large
Cap Growth Equity Funds had distribution fees payable to CNB in the amount of $607,037.

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale of securities, other than temporary investments in short-term securities for the period ended April 30, 2000, were as follows for the "Fixed Income and Equity Funds":

                                Purchases (000)             Sales (000)
Fund                          U.S. Government     Other  U.S. Government  Other
------------------------------   ---------------------- -----------------------
Corporate Bond Fund              $2,489        $  702       $ --        $  977
Government Bond Fund                349            --      1,659           638
California Tax Exempt Bond Fund      --         1,758         --         2,538
High Yield Bond Fund                 --         5,783         --            48
Large Cap Value Equity Fund          --         4,688         --         4,233
Large Cap Growth Equity Fund         --         8,011         --         6,913

At April 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from the amounts reported for financial reporting purposes. Based on cost for federal income tax purposes, the aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain/(loss) at April 30, 2000 for each of the Fixed Income and Equity Funds is as follows:

APRIL 30, 2000 (UNAUDITED)

                                                               Net Appreciation/
                                  Appreciation   Depreciation   (Depreciation)
Fund                                  (000)        (000)           (000)
-------------------------------  --------------  ------------ -----------------

Corporate Bond Fund                   $   9       $  (547)        $  (538)
Government Bond Fund                     --          (288)           (288)
California Tax Exempt Bond Fund         127          (163)            (36)
High Yield Bond Fund                    110          (184)            (74)
Large Cap Value Equity Fund           9,751          (806)          8,945
Large Cap Growth Equity Fund          4,596        (1,835)          2,761

6. CONCENTRATION OF CREDIT RISK:

California Tax Exempt Funds-Specific Risks

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by the general financial condition of the State of California.

7. AFFILIATED TRANSACTIONS:

On January 18, 2000, the net assets of City National Bank Collective  Investment
Funds: The CNI Fixed Income, CNI-EBT Fixed Income, CNI Taxable Fixed Income, CNI-EBT Government Securities, CNI-EBT Tax Exempt Fixed Income, CNI Value
Equity, CNI-EBT Large Cap Value Equity, CNI Growth Equity, CNI-EBT Equity and CNI-EBT Large Cap Growth Equity Funds, consisting entirely of securities and certain related receivables, were converted on a tax-free basis into the Corporate Bond, Government Bond, California Tax Exempt Bond, Large Cap Value Equity and Large Cap Growth Equity Funds, respectively. The number of shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:

                                                             Unrealized Gain/
Common Trust Fund                        Net Assets (000)      (Loss) (000)
--------------------------------------- -----------------    -------------------
CNI Fixed Income Fund (1)                     $14,827              $ (263)
CNI-EBT Fixed Income Fund (1)                   3,191                 (13)
CNI Taxable Fixed Income Fund (2)              12,716                (374)
CNI-EBT Government Securities Fund (2)            606                 (14)
CNI-EBT Tax Exempt Fixed Income Fund (3)       13,419                 (87)
CNI Value Equity Fund (4)                      23,674              12,334
CNI-EBT Large Cap Value Equity Fund (4)         3,658                 243
CNI Growth Equity Fund (5)                     14,450               1,464
CNI-EBT Equity Fund (5)                         1,294                 346
CNI-EBT Large Cap Growth Equity Fund (5)        5,579                 707

(1) Converted into the Corporate Bond Fund.
(2) Converted into the Government Bond Fund.
(3) Converted into the California Tax Exempt Bond Fund.
(4) Converted into the Large Cap Value Equity Fund.
(5) Converted into the Large Cap Growth Equity Fund.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
APRIL 30, 2000 (UNAUDITED)

Mutual Funds                           Net Assets          Shares Issued
-------------------------------       -----------      ---------------------
Corporate Bond Fund                   $   100                1,801,808
Government Bond Fund                      100                1,332,122
California Tax Exempt Bond Fund           100                1,341,878
Large Cap Value Equity Fund               100                2,733,138
Large Cap Growth Equity Fund              100                2,132,293

The Net Asset Value of shares issued in exchange for the assets and the number of shares issued in the tax-free conversions are included in capital share transactions and shares issued and redeemed, respectively, of the Institutional Class in the Statement of Changes in Net Assets for each respective fund.
                                                            53

NOTES

NOTES

Please remember that past performance is no guarantee of future results.

      MUTUAL FUND SHARES:
     (BULLET) ARE NOT FDIC INSURED
     (BULLET) ARE NOT BANK  GUARANTEED
     (BULLET) MAY LOSE VALUE

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 for a free prospectus. Read it carefully before you invest or send money.

CNI GRAPHIC OMITTED

(SQUARE BULLET) PRIME MONEY MARKET FUND
(SQUARE BULLET) GOVERNMENT MONEY MARKET FUND

(SQUARE BULLET) CALIFORNIA TAX EXEMPT MONEY MARKET FUND
(SQUARE BULLET) CORPORATE BOND FUND

(SQUARE BULLET) GOVERNMENT BOND FUND
(SQUARE BULLET) CALIFORNIA TAX EXEMPT BOND FUND
(SQUARE BULLET) HIGH YIELD BOND FUND
(SQUARE BULLET) LARGE CAP VALUE EQUITY FUND
(SQUARE BULLET) LARGE CAP GROWTH EQUITY FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000

                               INVESTMENT MANAGER:
                            CITY NATIONAL INVESTMENTS
                        A DIVISION OF CITY NATIONAL BANK


CNI-F-008-02

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